AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 5, 2013

                                                             File No. 333-189978

--------------------------------------------------------------------------------

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 1

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

                                 1-800-932-7781
                        (Registrant's Telephone Number)

                                Michael Beattie
                              c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                    Copy to:

Timothy W. Levin, Esquire                          Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP                        c/o SEI Corporation
1701 Market Street                                 One Freedom Valley Drive
Philadelphia, Pennsylvania 19103                   Oaks, Pennsylvania 19456

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

                    AIM EQUITY FUNDS (INVESCO EQUITY FUNDS)
                         11 GREENWAY PLAZA, SUITE 1000
                              HOUSTON, TEXAS 77046
                                 (800) 959-4246

                          NOTICE OF SPECIAL MEETING OF
              SHAREHOLDERS OF THE INVESCO DISCIPLINED EQUITY FUND
                         TO BE HELD ON OCTOBER 17, 2013

     A special meeting (the "Meeting") of the shareholders of the Invesco Disciplined Equity Fund (the "Target Fund"), a series of AIM Equity Funds (Invesco Equity Funds) (the "Target Trust") will be held on October 17, 2013 at 3:00 p.m., Central time, at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046 to vote on the following proposals (collectively, the "Proposals"):

     1. To approve an Agreement and Plan of Reorganization between the Target Fund and AT Disciplined Equity Fund (the "Acquiring Fund") a newly created series of The Advisors' Inner Circle Fund (the "Acquiring Trust") and sponsored by Atlantic Trust Private Wealth Management through its registered investment adviser, Stein Roe Investment Counsel, Inc., and the Canadian Imperial Bank of Commerce (CIBC), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for Institutional Class shares of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the "Reorganization"); and

     2. (a) To approve an interim investment advisory agreement by and between Invesco Advisers, Inc. and the Target Trust, on behalf of the Target Fund, which is necessary for Invesco Advisers, Inc. to receive the advisory fees held in escrow for its services provided to the Target Fund during the period from the closing date of a transaction in which the Target Fund's portfolio managers will cease to be portfolio managers of the Target Fund's investment adviser (the "Transaction") through the earlier of the closing of the Reorganization or 150 days from the effective date of the interim agreement.

          (b) To approve an interim investment sub-advisory agreement by and between Stein Roe Investment Counsel, Inc. and Invesco Advisers, Inc., which is necessary for Stein Roe Investment Counsel, Inc., the entity that will employ the Target Fund's portfolio managers following the Transaction, to receive the sub-advisory fees held in escrow for its services provided to the Target Fund during the period from the closing date of the Transaction through the earlier of the closing of the Reorganization or 150 days from the effective date of the interim agreement.

     The interim investment advisory agreement and interim investment sub-advisory agreement, if approved by shareholders, will become effective only if the Transaction closes prior to the closing of the Reorganization, as explained more fully in the accompanying proxy statement/prospectus.

    Target Fund shareholders of record as of the close of business on August 28, 2013, are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. Each Proposal will be effected only if the Target Fund's shareholders approve such Proposal.

    The Board of Trustees of the Target Trust (the "Target Fund Board") requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope or by voting by telephone or via the internet using the instructions on the proxy card.

    THE TARGET FUND BOARD RECOMMENDS THAT YOU CAST YOUR VOTE FOR THE PROPOSALS AS DESCRIBED IN THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS.

    If you are voting by mail, please sign and promptly return the proxy card in the postage paid return envelope regardless of the number of shares owned.

    Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting and voting in person.


                                   /s/ Philip Taylor
                                   ---------------------------------------------
                                   Mr. Philip Taylor
                                   President and Principal Executive Officer

                                   September 5, 2013

INVESCO DISCIPLINED EQUITY FUND,                   AT DISCIPLINED EQUITY FUND,
 A SERIES OF AIM EQUITY FUNDS                    A SERIES OF THE ADVISORS' INNER
    (INVESCO EQUITY FUNDS)                                CIRCLE FUND
 11 GREENWAY PLAZA, SUITE 1000                     ONE FREEDOM VALLEY DRIVE
     HOUSTON, TEXAS 77046                          OAKS, PENNSYLVANIA 19456
       (800) 959-4246                                    (800) 932-7781



                           PROXY STATEMENT/PROSPECTUS
                               September 5, 2013

INTRODUCTION

    This Proxy Statement/Prospectus contains information that shareholders of the Invesco Disciplined Equity Fund (the "Target Fund"), a series of the AIM Equity Funds (Invesco Equity Funds) (the "Target Trust"), should know before voting on the proposed reorganization that is described herein, and should be retained for future reference. This document is both the proxy statement of the Target Fund and also a prospectus for the AT Disciplined Equity Fund (the "Acquiring Fund" and, together with the Target Fund, the "Funds"), a newly created series of The Advisors' Inner Circle Fund (the "Acquiring Trust") that is sponsored by Atlantic Trust Private Wealth Management through its registered investment adviser, Stein Roe Investment Counsel, Inc., and the Canadian Imperial Bank of Commerce (CIBC). The Target Fund and the Acquiring Fund are each a series of separate registered open-end management investment companies. The Target Fund and the Acquiring Fund collectively are referred to as the "Funds" and individually as a "Fund."

     A special meeting of the shareholders of the Target Fund (the "Meeting") will be held at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046 on October 17, 2013, at 3:00 p.m., Central time. At the Meeting, shareholders of the Target Fund will be asked to consider the following proposals (collectively, the "Proposals"):

     1. To approve an Agreement and Plan of Reorganization between the Target Fund and the Acquiring Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for Institutional Class shares of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the "Reorganization"); and

     2. (a) To approve an interim investment advisory agreement by and between Invesco Advisers, Inc. and the Target Trust, on behalf of the Target Fund, which is necessary for Invesco Advisers, Inc. to receive the advisory fees held in escrow for its services provided to the Target Fund during the period from the closing date of a transaction in which the Target Fund's portfolio managers will cease to be portfolio managers of the Target Fund's investment adviser (the "Transaction") through the earlier of the closing of the Reorganization or 150 days from the effective date of the interim agreement.

          (b) To approve an interim investment sub-advisory agreement by and between Stein Roe Investment Counsel, Inc. and Invesco Advisers, Inc., which is necessary for Stein Roe Investment Counsel, Inc., the entity that will employ the Target Fund's portfolio managers following the Transaction, to receive the sub-advisory fees held in escrow for its services provided to the Target Fund during the period from the closing of the Transaction through the earlier of the closing of the Reorganization or 150 days from the effective date of the interim agreement.


   The interim investment advisory agreement and interim investment sub-advisory agreement, if approved by shareholders, will become effective only if the Transaction closes prior to the closing of the Reorganization, as explained more fully in the "PROPOSAL 2: TO APPROVE INTERIM ADVISORY AND SUB-ADVISORY AGREEMENTS" section of this proxy statement/prospectus.

    The total value of the Acquiring Fund shares that shareholders will receive in the Reorganization will be the same as the total value of the shares of the Target Fund that shareholders held immediately prior to the Reorganization. The Reorganization is anticipated to be a tax-free transaction, meaning that shareholders are not expected to be required to pay any federal income tax in connection with the Reorganization. For more detailed information about the federal income tax consequences of the Reorganization, please refer to the section titled "Federal Income Tax Considerations" below. No sales charges will be imposed in connection with the Reorganization.

    Although the Board of Trustees of the Target Trust (the "Target Fund Board") recommends that shareholders approve each Proposal, the Reorganization is not conditioned upon shareholder approval of either Proposal 2(a) or 2(b). Accordingly, if shareholders of the Target Fund approve its Reorganization set forth in Proposal 1, but shareholders of the Target fund do not approve the interim advisory agreement or interim sub-advisory agreement set forth in Proposals 2(a) or 2(b), respectively, it is expected that the Reorganization of the Target Fund will take place as described in this combined proxy statement/prospectus.

    The Target Fund Board has fixed the close of business on August 28, 2013, as the record date ("Record Date") for the determination of Target Fund shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of the Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card will be mailed on or about September 13, 2013, to all shareholders eligible to vote on the Reorganization.

    The Target Fund Board has approved the Agreement and Plan of Reorganization and has determined that the Reorganization is in the best interests of the Target Fund and will not dilute the interests of the existing shareholders of the Target Fund. Accordingly, the Board recommends that shareholders of the Target Fund vote "FOR" the Agreement. If shareholders of the Target Fund do not approve the Reorganization, the Board will consider what further action is appropriate for the Target Fund.

     Additional information about the Funds is available in the following:

     1. Prospectus dated February 28, 2013 for AIM Equity Funds (Invesco Equity Funds), with respect to the Target Fund (filed via EDGAR on February 26, 2013, Accession No. 0000950123-13- 001217) ("Target Fund
          Prospectus");

     2. Supplement dated July 10, 2013 to the Target Fund Prospectus (filed via EDGAR on July 10, 2013, Accession No. 0000950123-13-004567);

     3. Supplement dated April 12, 2013 to the Target Fund Prospectus (filed via EDGAR on April 12, 2013, Accession No. 0000950123-13-002204);

     4. Supplement dated April 12, 2013 to the Target Fund Prospectus (filed via EDGAR on April 12, 2013, Accession No. 0000950123-13-002200 );

     5. Statement of Additional Information dated February 28, 2013 for AIM Equity Funds (Invesco Equity Funds), with respect to the Target Fund (filed via EDGAR on February 26, 2013, Accession No.
          0000950123-13-001217) ("Target Fund SAI");

     6. Supplement dated July 29, 2013 to the Target Fund SAI (filed via EDGAR on July 29, 2013, Accession No. 0000950123-13-005025);

     7. Supplement dated May 23, 2013 to the Target Fund SAI (filed via EDGAR on May 23, 2013, Accession No. 0000950123-13-003719);

     8. Supplement dated April 29, 2013 to the Target Fund SAI (filed via EDGAR on April 30, 2013, Accession No. 0000950123-13-002994);

     9. Supplement dated April 19, 2013 to the Target Fund SAI (filed via EDGAR on April 19, 2013, Accession No. 0000950123-13-002378);

     10. Prospectus dated September 5, 2013 for The Advisors' Inner Circle Fund, with respect to the Acquiring Fund (filed via EDGAR on September 4, 2013, Accession No. 0001135428-13-000503);

     11. Statement of Additional Information dated September 5, 2013 for The Advisors' Inner Circle Fund, with respect to the Acquiring Fund (filed via EDGAR on September 4, 2013, 2013, Accession No.
          0001135428-13-000503);

     12. The audited financial statements and related report of the independent public accounting firm included in the AIM Equity Funds (Invesco Equity Funds) Annual Report to Shareholders for the fiscal year ended October 31, 2012, with respect to the Target Fund (filed via EDGAR on January 7, 2013, Accession No. 0001193125-13-005263); and

     13. The unaudited financial statements included in the AIM Equity Funds (Invesco Equity Funds) Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2013, with respect to the Target Fund (filed via EDGAR on July 8, 2013, Accession No. 0001193125-13-284242).

    These documents are on file with the Securities and Exchange Commission (the "SEC"). The current prospectus of the Target Fund is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. A copy of the current prospectus of the Acquiring Fund accompanies this Proxy Statement/Prospectus and is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. The SAI to this Proxy Statement/Prospectus also is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. The Target Fund prospectus, the most recent annual reports to shareholders -- containing audited financial statements for the most recent fiscal year -- and the most recent semi-annual reports to shareholders of the Target Fund have been previously mailed to shareholders and are available on the Target Fund's website at www.invesco.com/us.

Copies of all of these documents are available upon request without charge by writing to or calling:


FOR INVESCO DISCIPLINED EQUITY FUND DOCUMENTS:                    FOR AT DISCIPLINED EQUITY FUND DOCUMENTS:
----------------------------------------------                    -----------------------------------------
   AIM EQUITY FUNDS (INVESCO EQUITY FUNDS)                           THE ADVISORS' INNER CIRCLE FUND
       11 GREENWAY PLAZA, SUITE 1000                                   ONE FREEDOM VALLEY DRIVE
           HOUSTON, TEXAS 77046                                        OAKS, PENNSYLVANIA 19456
             (800) 959-4246                                               (877) 446-3863

    You also may view or obtain these documents from the SEC's Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520, or from the SEC's website at www.sec.gov. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. YOU MAY LOSE MONEY BY INVESTING IN THE FUNDS.


                                                            TABLE OF CONTENTS


                                                                                                                          PAGE
PROPOSAL 1: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION ........................................................... 1
SUMMARY OF KEY INFORMATION ............................................................................................... 1
     On what am I being asked to vote? ................................................................................... 1
     What are the reasons for the proposed Reorganization? ............................................................... 1
     Has my Fund's Board of Trustees approved the Reorganization? ........................................................ 1
     What effect will the Reorganization have on me as a shareholder? .................................................... 1
     How do the Funds' investment objectives, principal investment strategies and risks compare? ......................... 1
     How do the Funds' expenses compare? ................................................................................. 2
     How do the performance records of the Funds compare? ................................................................ 4
     How do the investment advisers and distributors of the Funds compare? ............................................... 4
     How do the Funds' other service providers compare? .................................................................. 5
     How do the Funds' purchase and redemption procedures and exchange policies compare? ................................. 5
     How do the Funds' sales charges and distribution arrangements compare? .............................................. 5
     Will the Acquiring Fund have different portfolio managers than the Target Fund? ..................................... 6
     Will there be any tax consequences resulting from the proposal? ..................................................... 6
     When is the Reorganization expected to occur? ....................................................................... 6
     How do I vote on the Reorganization? ................................................................................ 6
     What will happen if shareholders of the Target Fund do not approve the Reorganization? .............................. 6
     What if I do not wish to participate in the Reorganization? ......................................................... 6
     Why are you sending me the Proxy Statement/Prospectus? .............................................................. 6
     Where can I find more information about the Funds and the Reorganization? ........................................... 7
ADDITIONAL INFORMATION ABOUT THE FUNDS ................................................................................... 7
     Comparison of Principal Investment Strategies ....................................................................... 7
     Comparison of Principal Risks of Investing in the Funds ............................................................. 7
     Comparison of Fundamental and Non-Fundamental Investment Restrictions ............................................... 8
     Comparison of Share Classes and Distribution Arrangements ........................................................... 8
     Comparison of Purchase and Redemption Procedures and Exchange Policies .............................................. 8
     Comparison of Distribution Policies ................................................................................. 9
     Comparison of Business Structures, Shareholder Rights and Applicable Law ............................................ 9
     Pending Litigation ..................................................................................................10
     Where to Find More Information ......................................................................................10
THE PROPOSED REORGANIZATION ..............................................................................................10
     Summary of Agreement and Plan of Reorganization .....................................................................10
     Board Considerations in Approving the Reorganization ................................................................11
     Federal Income Tax Considerations ...................................................................................12
     Costs of the Reorganization .........................................................................................13
PROPOSAL 2: TO APPROVE INTERIM ADVISORY AND SUB-ADVISORY AGREEMENTS ......................................................13
     Proposal 2(a): Approval of Interim Advisory Agreement ...............................................................13
     The Target Fund's Interim Advisory Agreement ........................................................................13
     Board Considerations in Approving the Interim Advisory Agreement ....................................................14
     Proposal 2(b): Approval of Interim Sub-Advisory Agreement ...........................................................15
     The Target Fund's Interim Sub-Advisory Agreement ....................................................................16
     Board Considerations in Approving Interim Sub-Advisory Agreement ....................................................16
     Information about Stein Roe Investment Counsel, Inc. ................................................................17
VOTING INFORMATION .......................................................................................................17
     Proxy Statement/Prospectus ..........................................................................................17
     Quorum Requirement and Adjournment ..................................................................................17
     Vote Necessary to Approve the Proposals .............................................................................18
     Proxy Solicitation ..................................................................................................18



     Other Meeting Matters ...............................................................................................18
     Share Ownership by Large Shareholders, Management and Trustees ......................................................18
OTHER MATTERS ............................................................................................................18
     Capitalization ......................................................................................................18
     Dissenters' Rights ..................................................................................................19
     Shareholder Proposals ...............................................................................................19
WHERE TO FIND ADDITIONAL INFORMATION .....................................................................................19
EXHIBITS
EXHIBIT A Outstanding Shares of the Target Fund ..........................................................................A-1
EXHIBIT B Ownership of the Target Fund ...................................................................................B-1
EXHIBIT C Comparison of Business Structures, Shareholder Rights and Applicable Law .......................................C-1
EXHIBIT D Form of Agreement and Plan of Reorganization ...................................................................D-1
EXHIBIT E Form of Interim Advisory Agreement .............................................................................E-1
EXHIBIT F Form of Interim Sub-Advisory Agreement .........................................................................F-1
EXHIBIT G Financial Highlights ...........................................................................................G-1


    NO DEALER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS REGARDING THE REORGANIZATION OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT/PROSPECTUS OR RELATED SOLICITATION MATERIALS ON FILE WITH THE SECURITIES AND EXCHANGE COMMISSION, AND YOU SHOULD NOT RELY ON SUCH OTHER INFORMATION OR REPRESENTATIONS.

         PROPOSAL 1: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

    Shareholders of the Target Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the "Agreement") that will have the effect of reorganizing the Target Fund with and into the Acquiring Fund, as summarized below. The Agreement provides for (a) the acquisition of all of the assets, property and goodwill and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for Institutional Class shares of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.

                           SUMMARY OF KEY INFORMATION

    The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Proxy
Statement/Prospectus and the prospectus of the Acquiring Fund carefully for more complete information.

ON WHAT AM I BEING ASKED TO VOTE?

    You are being asked to approve transitioning the Target Fund to a new fund family. Specifically, as a shareholder of the Target Fund, you are being asked to consider and approve the Agreement pursuant to which the assets and liabilities of the Target Fund will be transferred to the Acquiring Fund, a newly created fund on the Advisors' Inner Circle Fund (the "Acquiring Trust") mutual fund platform. The Acquiring Fund will have the same principal investment objective, principal investment strategies, and risks as the Target Fund (the "Reorganization"). If shareholders of the Target Fund approve the Agreement, the shareholders will receive Institutional Class shares of the Acquiring Fund in exchange for their Class Y shares of the Target Fund.

WHAT ARE THE REASONS FOR THE PROPOSED REORGANIZATION?

     On April 11, 2013, Invesco Ltd. ("Invesco"), the indirect parent company of Invesco Advisers, Inc., the Target Fund's investment adviser ("Invesco Advisers" or "Adviser") announced that it had reached a definitive agreement to sell its private wealth management business, operating under the Atlantic Trust and Stein Roe Investment Counsel brands, to Canadian Imperial Bank of Commerce ("CIBC"), a Canadian-based global financial institution (the "CIBC Transaction"). Following the closing of the CIBC Transaction, the Target Fund's portfolio managers will no longer be employed by Invesco Advisers and will be employees of Stein Roe Investment Counsel, Inc. ("Stein Roe"), a subsidiary of CIBC. CIBC and Stein Roe intend to change the name of Stein Roe to Atlantic Trust Investment Advisers, Inc. upon the consummation of the CIBC transaction. To preserve continuity of investment management for the benefit of current shareholders, Invesco proposes to reorganize the Target Fund into a newly created Acquiring Fund that will be advised by Stein Roe and will have the same portfolio managers, investment objectives, principal investment strategies, and risks as the Fund.

     In considering the Reorganization and the Agreement, the Target Fund Board considered these and other factors in concluding that the Reorganization would be in the best interest of the Target Fund. The Target Fund Board's considerations are described in more detail in the "THE PROPOSED REORGANIZATION -- Board Considerations in Approving the Reorganization" section below.

HAS MY FUND'S BOARD OF TRUSTEES APPROVED THE REORGANIZATION?

    Yes. The Target Fund Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganization. THE BOARD RECOMMENDS THAT SHAREHOLDERS OF THE TARGET FUND VOTE "FOR" THE AGREEMENT.

WHAT EFFECT WILL THE REORGANIZATION HAVE ON ME AS A SHAREHOLDER?

    Immediately after the Reorganization, you will hold the same number of Institutional Class shares of the Acquiring Fund as Class Y shares of the Target Fund that you held immediately prior to the closing of the Reorganization. The principal differences between the Target Fund and the Acquiring Fund are described in this Proxy Statement/Prospectus. The prospectus of the Acquiring Fund that accompanies this Proxy Statement/Prospectus contains additional information about the Acquiring Fund.

HOW DO THE FUNDS' INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS COMPARE?

    The Acquiring Fund and the Target Fund have the same investment objectives, as described below. The Acquiring Fund has been created for the purpose of acquiring the assets and liabilities of the Target Fund. Each Fund's investment objective is classified as non-fundamental, which means that the Target Fund's investment objective can be changed by the Target Fund Board without shareholder approval and the Acquiring Fund's investment objective can be changed by the Board of Trustees of the Acquiring Trust (the "Acquiring Trust Board") without shareholder approval, although there is no present intention to do so.

INVESTMENT OBJECTIVES

INVESCO DISCIPLINED EQUITY (TARGET FUND)                              AT DISCIPLINED EQUITY FUND (ACQUIRING FUND)
The Fund's investment objective is long-term capital                  The Fund's investment objective is to seek long-term capital
appreciation and, secondarily, current income.                        appreciation and, secondarily, current income.

    The principal investment strategies of the Acquiring Fund are the same as the principal investment strategies of the Target Fund. Both Funds invest primarily in equity securities of U.S. and foreign issuers of all capitalization sizes, however, a substantial number of the companies in which the Funds invest or are expected to invest are large-capitalization companies. Also, each Fund may invest up to 25% of its net assets in foreign securities. As a result, although the Funds describe them differently, the principal risks of owning shares of the Acquiring Fund are the same as the principal risks of owning shares of the Target Fund. Both the Target Fund and the Acquiring Fund are subject to the principal risks described below.

     o FOREIGN SECURITIES RISK -- The Fund's foreign investments may be affected by changes in a foreign country's exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

     o MANAGEMENT RISK -- The investment techniques and risk analysis used by the Fund's portfolio managers may not produce the desired results.

     o MARKET RISK -- The prices of and the income generated by the Fund's securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

    The sections below entitled "ADDITIONAL INFORMATION ABOUT THE FUNDS -- Comparison of Principal Investment Strategies" and "Comparison of the Principal Risks of Investing in the Funds" compare the principal investment strategies and risks of the Target Fund and the Acquiring Fund.

HOW DO THE FUNDS' EXPENSES COMPARE?

    The following table compares the shareholder fees and annual operating expenses, expressed as a percentage of net assets ("expense ratios"), of the Target Fund with the shareholder fees and pro forma expense ratios of the Acquiring Fund. Pro forma expense ratios of the Acquiring Fund give effect to the Reorganization. The PRO FORMA expense ratios show projected estimated expenses, but actual expenses may be greater or less than those shown.

EXPENSE TABLES AND EXPENSE EXAMPLES*

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
                                                                              CURRENT                 PRO FORMA(1)
                                                                          ------------------------------------------------
                                                                          INVESCO DISCIPLINED      INVESCO DISCIPLINED
                                                                             EQUITY FUND              EQUITY FUND
                                                                                                           +
                                                                                                   AT DISCIPLINED EQUITY
                                                                                                          FUND
                                                                                                   (ASSUMES REORGANIZATION
                                                                          (TARGET FUND)                 COMPLETED)
                                                                             CLASS Y                 INSTITUTIONAL CLASS
                                                                          ------------------------------------------------
SHAREHOLDER FEES (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of           None                          None
  offering price) .......................................................
Maximum Deferred Sales Charge (Load) (as a percentage of original              None                          None
  purchase price or redemption proceeds, whichever is less) .............
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment) ...........................
Management Fees .........................................................      0.69                          0.69
Distribution and/or Service (12b-1) Fees ................................      None                          None
Other Expenses ..........................................................      0.10                          0.14
Total Annual Fund Operating Expenses ....................................      0.79                          0.83
Fee Waiver and/or Expense Reimbursement .................................      None                          0.04
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
  Reimbursement .........................................................      0.79                          0.79(2)


----------
     * Expense ratios reflect annual fund operating expenses for the most recent fiscal year (as disclosed in the Target Fund's current prospectus) (October 31, 2012). Pro forma numbers are estimated as if the Reorganization had been completed as of the beginning of the fiscal year ended October 31, 2012 and do not include the estimated costs of the Reorganization as neither the Target Fund nor the Acquiring Fund will bear any Reorganization costs.

     (1) There is no guarantee that actual expenses will be the same as those shown in the table. Pro Forma expenses of the Acquiring Fund are based on estimated amounts for the current fiscal year.

     (2)  Effective upon the closing of the Reorganization, Stein Roe
          Investment Counsel, Inc. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, dividend and interest expense on securities sold short, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.79% of the Fund's average daily net assets until the date that is two years from the date of the closing of the Reorganization. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated:
          (i) by the Acquiring Fund Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Acquiring Trust, effective as of the close of business on the date that is two years from the closing of the Reorganization.


EXPENSE EXAMPLE

    This Example is intended to help you compare the costs of investing in the Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. PRO FORMA combined costs of investing in Institutional Class shares of the Acquiring Fund after giving effect to the Reorganization of the Target Fund into the Acquiring Fund are provided. All costs are based upon the information set forth in the Fee Table above.

    The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------------------------------------------------
                                                                             ONE      THREE      FIVE       TEN
FUND/CLASS                                                                  YEAR      YEARS      YEARS      YEARS
------------------------------------------------------------------------------------------------------------------------------------
INVESCO DISCIPLINED EQUITY FUND (TARGET) -- Class Y                          $81      $252       $439       $978
------------------------------------------------------------------------------------------------------------------------------------
COMBINED PRO FORMA Target Fund + Acquiring Fund --
Institutional Class (assuming the Reorganization is
completed)                                                                   $81      $256       $451      $1017
------------------------------------------------------------------------------------------------------------------------------------


    The Example is not a representation of past or future expenses. Each Fund's actual expenses, and an investor's direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds' projected or actual performance.

    For further discussion regarding the Target Fund Board's consideration of the fees and expenses of the Funds in approving the Reorganization, see the section entitled "THE PROPOSED REORGANIZATION - Board Considerations in Approving the Reorganization" in this Proxy Statement/Prospectus.

PORTFOLIO TURNOVER

    Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense examples shown above, affect each Fund's performance.

    During the fiscal year ended October 31, 2012, the Target Fund's portfolio turnover rate was 22% of the average value of its portfolio. No portfolio turnover information is included here for the Acquiring Fund because the Acquiring Fund has not yet commenced investment operations.

HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

If the Reorganization is approved, the Acquiring Fund will assume the performance history of the Target Fund. The Acquiring Fund does not have performance history because it has not yet commenced operations as of the date of this Proxy Statement/Prospectus. For more information about performance, see the "Performance Information" section of the Target Fund's Prospectus.

HOW DO THE INVESTMENT ADVISERS AND DISTRIBUTORS OF THE FUNDS COMPARE?

    Currently, both Invesco Advisers and Stein Roe are wholly-owned subsidiaries of Invesco. Upon consummation of the CIBC Transaction, Stein Roe will become an indirect wholly-owned subsidiary of CIBC and will no longer be affiliated with Invesco. Concurrent with the transition of Stein Roe to CIBC, the Target Fund's portfolio managers will cease to be employees of Invesco Advisers and will be employees of Stein Roe.

    Following the CIBC Transaction, Stein Roe will continue to rely on its own research but no longer have access to the research and trading resources of Invesco's global investment management platform and will rely on its own resources and on the resources of its new parent company, CIBC, in providing investment management services to the Acquiring Fund and Stein Roe's other clients. CIBC is a leading Canadian-based financial institution, however, CIBC does not currently have as large a presence in the U.S. as Invesco and, therefore, Stein Roe may not have the benefit of the economies of scale that Invesco brings to bear in effecting transactions in U.S. securities.

    Below is additional information regarding Invesco Advisers and Stein Roe.

    TARGET FUND'S ADVISER. Invesco Advisers, a registered investment adviser, serves as investment adviser for the Target Fund. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of June 30, 2013, Invesco Advisers had $397.5 billion in assets under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.

    The advisory agreement applicable to the Target Fund provides that Invesco Advisers may delegate any and all of its rights, duties, and obligations to one or more wholly-owned affiliates of Invesco as sub-advisers (the "Invesco Sub-Advisers"). Pursuant to Master Intergroup Sub-Advisory Contracts, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund. The Invesco Sub-Advisers, each of which is an indirect, wholly-owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:

     o    Invesco Asset Management Deutschland GmbH;

     o    Invesco Asset Management Limited;

     o    Invesco Australia Limited;

     o    Invesco Canada Ltd;

     o    Invesco Hong Kong Limited;

     o    Invesco Asset Management (Japan) Limited; and

     o    Invesco Senior Secured Management, Inc.

None of the Invesco Sub-Advisers currently provides advisory services to the Target Fund.

    ACQUIRING FUND'S ADVISER. Stein Roe serves as investment adviser for the Acquiring Fund. Stein Roe is an investment management firm with a principal place of business located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606. As of June 30, 2013, Stein Roe had approximately $7.4 billion in assets under management. It is anticipated that upon or shortly after the consummation of the Reorganization, Stein Roe's legal name will change to Atlantic Trust Investment Advisers, Inc.

    DISTRIBUTORS. Invesco Distributors, Inc., a registered broker-dealer and a wholly owned subsidiary of Invesco, acts as the distributor of shares of the Target Fund. The address of Invesco Distributors, Inc. is 11 Greenway Plaza, Ste. 1000, Houston, Texas 77046. SEI Investments Distribution Co. acts as the distributor of shares of the Acquiring Fund. The address of SEI Investments Distribution Co. is One Freedom Valley Drive, Oaks, Pennsylvania 19456. Shares of the Acquiring Fund will be sold exclusively through SEI Investments Distribution Co. and broker-dealers and other financial intermediaries that SEI Investments Distribution Co. has authorized to offer and sell Acquiring Fund shares.

    ADVISORY FEES. The contractual advisory fee of the Acquiring Fund is the same as the contractual advisory fee of the Target Fund.

HOW DO THE FUNDS' OTHER SERVICE PROVIDERS COMPARE?

    Each Fund's prospectus and SAI describe the services and other arrangements with other key service providers, including the administrator, transfer agent, custodian, distributor, and auditor. The following table identifies the principal service providers that service the Target Fund and the Acquiring
Fund:

                                  INVESCO DISCIPLINED EQUITY FUND         AT DISCIPLINED EQUITY FUND
                                  -------------------------------         --------------------------
     Accounting
     Services/Administrator:      Invesco Advisers, Inc.                  SEI Investments Global Funds Services

     Transfer Agent:              Invesco Investment Services, Inc.,      DST Systems, Inc.

     Custodian:                   State Street Bank and Trust             Union Bank, N.A.
                                  Company

     Auditor:                     PricewaterhouseCoopers, LLP             Ernst & Young LLP

        >

HOW DO THE FUNDS' PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE POLICIES COMPARE?

  The purchase procedures for Class Y shares of the Target Fund differ in some respects from those procedures for Institutional Class shares of the Acquiring Fund. Class Y shares of the Target Fund require a minimum investment of $1,000 ($250 for Coverdell Education Savings Accounts); for accounts participating in a systematic investment program, the minimum investment is $50 ($25 for Coverdell Education Savings Accounts). Institutional Class shares of the Acquiring Fund require a minimum initial investment of $250,000; there are no minimums for subsequent investments. Existing shareholders of Class Y shares of the Target Fund will not be subject to such minimum initial investment and will be eligible to purchase additional Institutional Class shares of the Acquiring Fund following the Reorganization. The redemption procedures and exchange policies for Class Y shares of the Target Fund are similar to those of the Institutional Class shares of the Acquiring Fund.

  For the Acquiring Fund, at no charge, you may exchange the Institutional Class Shares of the Acquiring Fund that you receive in the Reorganization for Institutional Class shares of another series of the Acquiring Trust to which Stein Roe serves as investment adviser (the "AT Funds"). Other AT Funds are in development but none are operational as of the date of this Proxy Statement/Prospectus. Following the Reorganization, shareholders of the Target Fund will no longer be able to exchange their Acquiring Fund shares for shares of other Invesco Funds. For more information on the purchase and redemption procedures and exchange policies of the Funds, see the section entitled "ADDITIONAL INFORMATION ABOUT THE FUNDS -- Comparison of Purchase and Redemption Procedures and Exchange Policies."

HOW DO THE FUNDS' SALES CHARGES AND DISTRIBUTION ARRANGEMENTS COMPARE?

    The sales charges and distribution and shareholder servicing arrangements for Class Y shares of the Target Fund are similar to those of the Institutional Class shares of the Acquiring Fund. Class Y shares of the Target Fund and Institutional Class shares of the Acquiring Fund do not impose an initial sales charge or contingent deferred sales charge and are not subject to fees payable under a distribution plan or shareholder servicing plan. For more information on the sales charges and distribution and shareholder servicing arrangements of the Funds, see the section entitled "ADDITIONAL INFORMATION ABOUT THE FUNDS - Comparison of Share Classes and Distribution Arrangements."

WILL THE ACQUIRING FUND HAVE DIFFERENT PORTFOLIO MANAGERS THAN THE TARGET
FUND?

     No. The portfolio management team of the Target Fund is the same as the portfolio management team for the Acquiring Fund. The Acquiring Fund prospectus that accompanies this Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the Target Fund and the Acquiring Fund.

WILL THERE BE ANY TAX CONSEQUENCES RESULTING FROM THE PROPOSAL?

     The Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Fund anticipates receiving a legal opinion to that effect, although there can be no assurance that the Internal Revenue Service ("IRS") will adopt a similar position. This means that the shareholders of the Target Fund will recognize no gain or loss for federal income tax purposes upon the exchange of all of their shares in the Target Fund for shares in the Acquiring Fund. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Proxy Statement/Prospectus relates only to the federal income tax consequences of the Reorganization.

     For more detailed information about the federal income tax consequences of the Reorganization, please refer to the section titled "Federal Income Tax Considerations" below.

WHEN IS THE REORGANIZATION EXPECTED TO OCCUR?

          If shareholders of the Target Fund approve the Reorganization, it is anticipated that the Reorganization will occur on or around November 4, 2013, simultaneous with the closing of the CIBC Transaction. The closing of the CIBC Transaction is subject to the approval of various government regulatory entities and any delay in receiving approval from one or more such regulatory entities will delay the closing of the CIBC Transaction and, as a result, delay the closing of the Reorganization.

HOW DO I VOTE ON THE REORGANIZATION?

    There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone, or via the Internet. The proxy card that accompanies this Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your "proxy" (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Target Fund Board, and in their best judgment on other matters.

WHAT WILL HAPPEN IF SHAREHOLDERS OF THE TARGET FUND DO NOT APPROVE THE REORGANIZATION?

    If the shareholders of the Target Fund do not approve the Reorganization, the Target Fund's Board will consider other possible courses of action for the Target Fund. The Reorganization may not close unless certain conditions are met, including that the closing of the CIBC Transaction occur prior to the closing of the Reorganization. If such conditions are not met, the Reorganization will not be consummated, even if Target Fund shareholders approved the Reorganization, and the Target Fund will not be combined with the Acquiring Fund.

WHAT IF I DO NOT WISH TO PARTICIPATE IN THE REORGANIZATION?

    If you do not wish to have your shares of the Target Fund exchanged for shares of the Acquiring Fund as part of the Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

WHY ARE YOU SENDING ME THE PROXY STATEMENT/PROSPECTUS?

    You are receiving this Proxy Statement/Prospectus because you own shares in the Target Fund as of the Record Date and have the right to vote on the very important proposals described herein concerning your Target Fund. This Proxy Statement/Prospectus contains information that shareholders of the Target Fund should know before voting on the proposed Reorganization. This document is both a proxy statement of the Target Fund and also a prospectus for the Acquiring Fund.

WHERE CAN I FIND MORE INFORMATION ABOUT THE FUNDS AND THE REORGANIZATION?

    Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Proxy Statement/Prospectus contains additional information about the Reorganization. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganization or how to vote, please call Invesco Client Services at (800) 959-4246.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

    The following section compares the principal investment strategies of the Target Fund with the principal investment strategies of the Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund's prospectus and SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds' investment strategies is described below under "Comparison of Principal Risks of Investing in the Funds."

     PRINCIPAL INVESTMENT STRATEGIES. The principal investment strategies of the Target Fund and the Acquiring Fund are the same, in that each Fund invests primarily in equity securities of U.S. and foreign issuers. Under normal market conditions, each Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in other instruments that have economic characteristics similar to such securities.

    Each Fund may invest up to 25% of its net assets in foreign securities. Each Fund may engage in active and frequent trading in attempting to meet its investment objective.

    The Funds have the same portfolio management team and utilize the same investment process. For each Fund, the Adviser uses a bottom-up, fundamental stock selection investment strategy that focuses on issuers that can consistently deliver strong cash flow growth and return on invested capital. The portfolio managers also look to invest in securities of issuers with a proven track record of solid business execution because they believe that such a history is an indication of the value of the underlying franchise or market position. These issuers typically have a proprietary product or business approach that allows them to be leaders within their respective industries. In addition, the portfolio managers emphasize diversification in terms of the number of securities held, and normally expect low turnover of holdings.

   Following the CIBC Transaction, Stein Roe will continue to rely on its own research but no longer have access to the research and trading resources of Invesco's global investment management platform and will rely on its own resources and on the resources of its new parent company, CIBC, in providing investment management services to the Acquiring Fund and Stein Roe's other clients.

COMPARISON OF PRINCIPAL RISKS OF INVESTING IN THE FUNDS

    The table below describes the principal investment risks that may affect each Fund's investment portfolio. The principal risks of the Target Fund and the Acquiring Fund are the same; however the Funds describe such risks differently. For more detailed information on the risks associated with the Acquiring Fund, see the "Investment Strategies and Risks" section of the Acquiring Fund's SAI.

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL RISK                                                                             FUNDS SUBJECT TO RISK
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES RISK. The Fund's foreign investments may be affected by                 Target Fund
changes in a foreign country's exchange rates, political and social instability,           Acquiring Fund
changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT RISK. The investment techniques and risk analysis used by the                   Target Fund
Fund's portfolio managers may not produce the desired results.                             Acquiring Fund
------------------------------------------------------------------------------------------------------------------------------------
MARKET RISK. The prices of and the income generated by the Fund's securities               Target Fund
may decline in response to, among other things, investor sentiment, general                Acquiring Fund
economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
------------------------------------------------------------------------------------------------------------------------------------

COMPARISON OF FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

    Each Fund has adopted fundamental investment restrictions concerning, among other things, diversification of the Fund's investment portfolio, concentration in particular industries, borrowing and loaning money, underwriting, and investing in real estate and commodities as well as certain non-fundamental restrictions. Fundamental investment restrictions of a Fund cannot be changed without shareholder approval. Non-fundamental investment restrictions of a Fund, however, can be changed by a Fund's Board. The fundamental and non-fundamental investment restrictions of the Target Fund and those of the Acquiring Fund are substantially the same.

    Both the Target Fund and the Acquiring Fund may be subject to other investment restrictions that are not identified above. A full description of the Target Fund's and the Acquiring Fund's investment policies and restrictions may be found in its respective SAI.

COMPARISON OF SHARE CLASSES AND DISTRIBUTION ARRANGEMENTS

    Class Y shares of the Target Fund will be exchanged for Institutional Class shares of the Acquiring Fund. Class Y shares of the Target Fund and Institutional Class shares of the Acquiring Fund do not impose an initial sales charge or contingent deferred sales charge. In addition, Class Y shares of the Target Fund and Institutional Class shares of the Acquiring Fund are not subject to fees payable under a distribution plan or shareholder servicing plan. The Acquiring Fund also offers Investor Class shares, which are subject to different sales charges and distribution and shareholder servicing arrangements, but are not part of this Reorganization.

COMPARISON OF PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE POLICIES

    PURCHASE PROCEDURES. The purchase procedures employed by the Target Fund and the Acquiring Fund are similar but differ in some respects. Each Fund offers shares through its distributor on a continuous basis. Shares of the Funds may be purchased directly through the transfer agent and through other authorized financial intermediaries. Investors may purchase both initial and additional shares by mail, wire, or telephone. Shares of the Target Fund may be purchased by internet but shares of the Acquiring Fund may not. Class Y shares of the Target Fund require a minimum investment of $1,000 ($250 for Coverdell Education Savings Accounts); for accounts participating in a systematic investment program, the minimum investment is $50 ($25 for Coverdell Education Savings Accounts). Certain exemptions apply as set forth in the Target Fund's prospectus. Institutional Class shares of the Acquiring Fund require a minimum investment of $250,000; there are no minimums for subsequent investments and the Acquiring Fund may accept investments of smaller amounts in its sole discretion. The Acquiring Fund's investment minimums will be waived for Target Fund shareholders who receive Acquiring Fund shares in the Reorganization and continuously hold such shares. Class Y shares of the Target Fund are not available for purchase by Individual Retirement Accounts; Institutional Class shares of the Acquiring Fund are available for purchase by Individual Retirement Accounts. Existing shareholders of Class Y shares of the Target Fund will be eligible to purchase additional Institutional Class shares of the Acquiring Fund following the Reorganization. See the Funds' prospectuses for additional details.

    REDEMPTION PROCEDURES. The redemption procedures employed by the Target Fund and the Acquiring Fund are similar, with a few exceptions. Generally, investors in the Target Fund may redeem shares by contacting their transfer agent or authorized intermediary, if applicable, by mail, telephone, or automated investor line by internet. Such transfer agent or authorized intermediary must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day's net asset value. For the Acquiring Fund, if you own your shares directly, you may redeem your shares on any day that the NYSE is open for business by contacting the Fund directly by mail or telephone. If you own your shares through an account with a broker or other financial intermediary, you may contact that broker or intermediary to redeem your shares. The sale price will be the net asset value next determined after the Acquiring Fund receives your request. Both the Target Fund and the Acquiring Fund reserve the right to determine whether to satisfy redemption requests by making payments in securities or other property (also known as redemption in-kind).

    The Target Fund and the Acquiring Fund have different policies with respect to shareholder accounts with low balances. Class Y shares of the Target Fund are not subject to any minimum account balance. Generally, for the Acquiring Fund, if your account balance drops below $50,000 with respect to Institutional Class shares because of redemptions, you may be required to sell your shares. However, if you receive Institutional Class shares of the Acquiring Fund as a result of the Reorganization, you will not be subject to the $50,000 minimum account balance with respect to Institutional Class shares. The Acquiring Fund generally will provide you at least 60 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares. The Acquiring Fund reserves the right to waive the minimum account value requirement in its sole discretion. Additional information regarding the redemption procedures of the Target Fund and the Acquiring Fund is available in their respective prospectuses.

    EXCHANGE POLICIES. Shares of the Target Fund may generally be exchanged for shares of the same class of other Invesco Funds. After the Reorganization, shareholders of the Target Fund will no longer be able to exchange their Acquiring Fund shares for shares of other Invesco Funds. For the Acquiring Fund, at no charge, you may exchange the Institutional Class Shares of the Acquiring Fund that you receive in the Reorganization for Institutional Class Shares of another AT Fund, which are offered in a different prospectus. You may only exchange shares of the Acquiring Fund between accounts with identical registrations (i.e., the same names and addresses). Other AT Funds are in development but none are operational as of the date of this Proxy Statement/Prospectus. Additional information regarding the Target Fund and the Acquiring Fund, including their exchange policies, is available in their respective prospectuses.

COMPARISON OF DISTRIBUTION POLICIES

    Each Fund generally declares and pays dividends from net investment income, if any, annually, and capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash.

COMPARISON OF BUSINESS STRUCTURES, SHAREHOLDER RIGHTS AND APPLICABLE LAW

      The Target Fund is a series of a Delaware statutory trust and governed by its governing instruments and the laws of the State of Delaware. The Acquiring Fund is a series of a Massachusetts business trust and governed by its governing instruments and the laws of the Commonwealth of Massachusetts. While the governing instruments and governing law of the Funds have certain similar provisions, there are differences that might impact how a Fund is governed. A discussion, but not a complete description, of important provisions of and the material differences between the governing instruments and governing laws of the Target Fund and the Acquiring Fund can be found at Exhibit C to this Proxy Statement/Prospectus. Further information about each Fund's governance structure is contained in the Fund's SAI and its governing documents, which are on file with the SEC.

  At the Closing (defined below), Acquiring Fund shares will be credited to Target Fund shareholders only on a book-entry basis. The Acquiring Fund shall not issue certificates representing shares in connection with the exchange of Target Fund shares.

PENDING LITIGATION

    There is no material litigation affecting the Funds. Detailed information concerning other pending litigation affecting the Target Fund can be found in the Target Fund's SAI.

WHERE TO FIND MORE INFORMATION

    For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds' prospectuses. For the Target Fund, see (i) "Fund Management" for more information about the management of a Fund; (ii) "Other Information" for more information about a Fund's policy with respect to dividends and distributions; and (iii) "Shareholder Account Information" for more information about the pricing, purchase, redemption and repurchase of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of a Fund. For the Acquiring Fund, see (i) "Investment Advisers" and "Portfolio Managers" for more information about the management of a Fund;
(ii) "Dividends and Distributions" for more information about a Fund's policy with respect to dividends and distributions; (iii) "Purchasing and Selling" for more information about the pricing, purchase, redemption and repurchase of shares of a Fund; and (iv) "Taxes" for more information tax consequences to shareholders of various transactions in shares of a Fund.

                          THE PROPOSED REORGANIZATION

SUMMARY OF AGREEMENT AND PLAN OF REORGANIZATION

    The terms and conditions under which the Reorganization is expected to be consummated are set forth in the Agreement. A summary of all material provisions of the Agreement is provided below. While this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit D to this Proxy Statement/Prospectus, shareholders still should read the below summary carefully.

    With respect to the Reorganization, if shareholders of the Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund's custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with the Acquiring Fund immediately after the Reorganization is expected to be the same or substantially the same as the value of your account with the Target Fund immediately prior to the Reorganization.

    If shareholders of the Target Fund approve the Agreement, the shareholders will receive Institutional Class shares of the Acquiring Fund in exchange for their Class Y shares of the Target Fund, as described above under "Comparison of Share Classes and Distribution Arrangements."

     The Target Fund and the Acquiring Fund will be required to make representations and warranties in the form of Agreement that are customary in matters such as the Reorganization.

    If shareholders approve the Reorganization and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganization (the "Closing") is expected to occur on or around November 4, 2013 (the "Closing Date"), immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the "Effective Time").

    Following receipt of the requisite shareholder vote in favor of the Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.

    One of the principal conditions to Closing is that the CIBC Transaction has been consummated. The CIBC Transaction is governed by a separate transaction agreement with Invesco. Importantly, the closing of the CIBC Transaction is subject to the approval of various government regulatory entities and any delay in receiving approval from one or more such regulatory entities will delay the closing of the CIBC Transaction and, as a result, the closing of the Reorganization.

    The obligations of the Acquiring Fund and the Target Fund are subject to other conditions, including the following conditions:

     o the Acquiring Fund Registration Statement on Form N-14 under the 1933 Act shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued;

     o the shareholders of the Target Fund shall have approved the Agreement;

     o the Acquiring Fund and Target Fund have each delivered an officer's certificate certifying that all agreements and commitments set forth in the Agreement have been satisfied; and

     o the Acquiring Fund and Target Fund shall each have received a legal opinion that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for federal income tax purposes for the Target Fund or its shareholders or the Acquiring Fund.

    If shareholders of the Target Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Board will consider what additional action to take. The Agreement may be terminated and the Reorganization may be abandoned at any time prior to Closing by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

BOARD CONSIDERATIONS IN APPROVING THE REORGANIZATION

     The Target Fund Board met in June 2013 to review and consider the proposed Reorganization. The Trustees who are not "interested persons," as that term is defined in the 1940 Act, of the Target Trust (the "Independent Trustees") were advised on this matter by independent counsel to the Independent Trustees.

     The Target Fund Board considered information provided by SEI and Invesco regarding, among other things: SEI's organization and personnel; financial strength; affiliations; asset management practices and capabilities; legal and regulatory matters; and compliance matters. The Target Fund Board also considered information regarding Stein Roe's investment management capabilities and CIBC, as Stein Roe's new parent company, being a leading Canadian-based financial institution.

     The Target Fund Board considered the potential benefits of the Reorganization to the Target Fund and its respective shareholders. The Target Fund Board noted that Invesco Advisers and CIBC or their affiliates would bear all costs associated with the Reorganization and the Target Fund would not bear any such costs. The Target Fund Board reviewed information comparing the following information for the Target Fund and the Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) the current expense ratios and expense structures, including contractual investment advisory fees; and (4) the expected federal income tax consequences to the Funds. The Target Fund Board also considered (i) the expected tax free nature of the Reorganization for the Target Fund and its shareholders for federal income tax purposes; and (ii) that there is not expected to be any material diminution in the nature, quality and extent of services provided to the Target Fund and its shareholders as a result of the Reorganization. The Target Fund Board considered that CIBC does not currently have as large a presence in the U.S. as Invesco and, therefore, following the Reorganization Stein Roe may not have the benefit of the economies of scale that Invesco brings to bear in effecting transactions in U.S. securities. The Target Fund Board concluded that the other potential benefits of the Reorganization outweighed this potential negative consequence.

     The Target Fund Board considered (i) the same investment objectives, principal investment strategies and risks of the Target Fund and the newly created Acquiring Fund; (ii) that Target Fund shareholders would become shareholders of a Fund with a contractual management fee rate that is the same as that of the Target Fund; (iii) the relative total expense ratios of the Target Fund and Acquiring Fund, including the contractual commitment by Stein Roe to cap the total annual fund operating expenses of the Acquiring Fund for two years following the Reorganization at the same level as the total annual operating expense ratio of the Target Fund, subject to certain exclusions; and
(iv) the Funds will be managed by the same portfolio management team.

     In its deliberations, the Target Fund Board considered all information it received, as described above, as well as advice and analysis from its counsel. The Target Fund Board considered the consequences of not approving and recommending the Reorganization, including that the Target Fund's current portfolio management team would no longer be available to manage the Target Fund. Based upon the information and considerations described above, the Target Fund Board, on behalf of the Target Fund, approved the Reorganization. The Board concluded that the Reorganization is in the best interests of the Target Fund and that no dilution of value would result from the Reorganization. Consequently, the Target Fund Board approved the Agreement and the Reorganization on June 18, 2013.

FEDERAL INCOME TAX CONSIDERATIONS

     The following is a general summary of the material U.S. federal income tax considerations of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.

     The Reorganization is intended to be a tax-free reorganization pursuant to
Section 368(a)(1)(F) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of the Target Fund into the Acquiring Fund are as follows:

     o no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a direct result of the Reorganization;
     o no gain or loss will be recognized by the Acquiring Fund as a direct result of the Reorganization;
     o the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder's aggregate tax basis of the shares of the Target Fund immediately before the Reorganization;
     o the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing);
     o the basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of these assets in the hands of the Target Fund immediately prior to the exchange; and
     o the holding period of the assets of the Target Fund received by the Acquiring Fund will include the period during which such assets were held by the Target Fund.

     Neither the Target Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. As a condition to Closing, Morgan, Lewis & Bockius LLP will render a favorable opinion to the Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of the Target Fund and the Acquiring Fund upon which Morgan, Lewis & Bockius LLP will rely in rendering its opinion. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Target Fund, Acquiring Fund, or any Target Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. A copy of the opinion will be filed with the SEC and will be available for public inspection. See "WHERE TO FIND ADDITIONAL INFORMATION."

     Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in the Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives.

     The tax attributes, including capital loss carryovers, of the Target Fund move to the Acquiring Fund in the Reorganization. The ability of the Acquiring Fund to carry forward capital losses (if any) of the Target Fund and use such losses to offset future gains will not be limited materially as a direct result of the Reorganization.

     You should consult your tax adviser regarding the U.S. federal income tax consequences to you, if any, of the Reorganization in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganization because this discussion is only a general summary of certain the federal income tax consequences.

COSTS OF THE REORGANIZATION

    The costs related to the Reorganization, including any costs directly associated with preparing, filing, printing, and distributing to the shareholders of the Target Fund all materials relating to this Proxy Statement/Prospectus and soliciting shareholder votes, as well as the conversion costs associated with the Reorganization, will be borne by Invesco Advisers and CIBC or their affiliates. Neither the Target Fund nor the Acquiring Fund will bear any related costs of the Reorganization. The costs of the Reorganization include, but are not limited to, costs associated with organizing the Acquiring Fund, preparation, printing and distribution of the N-14 Registration Statement for the Reorganization (including the prospectus/proxy statement contained therein), legal fees, accounting fees, and expenses of soliciting Target Fund shareholders and holding shareholders' meetings.

BOARD RECOMMENDATION

      The Target Fund Board unanimously recommends that shareholders of the Target Fund approve the proposed Reorganization.

      PROPOSAL 2: TO APPROVE INTERIM ADVISORY AND SUB-ADVISORY AGREEMENTS

   Upon the closing of the CIBC Transaction, the Target Fund's current portfolio managers will cease to be employees of Invesco Advisers and will be employees of Stein Roe. In the event that the CIBC Transaction closes prior to the closing of the Reorganization, the Target Fund will need to enter into an interim advisory arrangement with Stein Roe in order to provide for continuous management of the Target Fund by the Target Fund's current portfolio managers. To effect such an interim arrangement, the Target Fund's current investment advisory agreement would be terminated and a new interim investment advisory agreement would be entered into with Invesco Advisers. In addition, Invesco Advisers would enter into a new interim investment sub-advisory agreement with Stein Roe. Under the interim arrangements, the Target Fund's current portfolio managers would continue to make and execute investment decisions for the Target Fund as employees of Stein Roe while Invesco Advisers would oversee the portfolio managers and continue to otherwise manage the operations of the Target Fund. This Proposal describes the terms of those arrangements.

PROPOSAL 2(A): APPROVAL OF INTERIM ADVISORY AGREEMENT

   You are being asked in this Proposal 2(a) to approve an investment advisory agreement between Invesco Advisers and the Target Trust, on behalf of the Target Fund, (the "Interim Advisory Agreement"), which is substantially identical to the Target Fund's current advisory agreement with Invesco Advisers (the "Current Advisory Agreement"). The Interim Advisory Agreement will become effective upon the closing of the CIBC Transaction and will remain in effect only until the earlier of closing of the Reorganization, if approved by shareholders, or 150 days following the effective date of the Interim Advisory Agreement.

THE TARGET FUND'S INTERIM ADVISORY AGREEMENT

   The substantive terms of the Interim Advisory Agreement are substantially identical to the Current Advisory Agreement except for the effective date, termination date, and fee escrow provisions.

   The effective date of the Interim Advisory Agreement will be the closing date of the CIBC Transaction, if the Reorganization does not close on the same date. The termination date of the Interim Advisory Agreement will be the earlier of the closing date of the Reorganization or 150 days following the effective date of the Interim Advisory Agreement. The fees paid under the Interim Advisory Agreement will be the same as the fees paid under the Target Fund's current advisory agreement with Invesco Advisers. The fees paid under the Interim Advisory Agreement will be held in escrow and will only be paid to Invesco Advisers if shareholders approve this Proposal 2(a). If shareholders do not approve this Proposal 2(a), Invesco Advisers will be entitled to receive the lesser of its costs incurred in performing the services under the Interim Advisory Agreement and the total fees held in escrow pursuant to the Interim Advisory Agreement.

BOARD CONSIDERATIONS IN APPROVING THE INTERIM ADVISORY AGREEMENT

   At an in-person meeting held on June 18-19, 2013 (the "June 2013 Meeting"), the Target Fund Board considered the approval of the Interim Advisory Agreement between Invesco Advisers and the Target Trust, on behalf of the Target Fund. Invesco Advisers provided written information to the Target Fund Board to assist the Target Fund Board in its considerations. At the June 2013 Meeting, the Target Fund Board concluded it was reasonable to take into account the conclusions the Target Fund Board made when considering and evaluating the most recent approval of the Current Advisory Agreement, which also occurred at the June 2013 Meeting, as part of its considerations to approve the Interim Advisory Agreement. The discussion immediately below outlines the materials and information presented to the Target Fund Board in connection with the Target Fund Board's approval of the Current Advisory Agreement at the June 2013 Meeting and the conclusions made by the Target Fund Board when determining to approve the Interim Advisory Agreement.

   Prior to the June 2013 Meeting, the Target Fund Board, including the trustees who were not "interested persons" (as defined in the 1940 Act) of the Target Trust (the "Independent Trustees"), advised by their independent legal counsel, reviewed written materials from Invesco Advisers regarding, among other things: (i) the nature, extent and quality of the services to be provided by Invesco Advisers; (ii) the investment performance of Invesco Advisers and
(iii) the costs of the services to be provided by Invesco Advisers, as discussed in further detail below.

   At the June 2013 Meeting, representatives from Invesco Advisers presented additional oral and written information to help the Target Fund Board evaluate Invesco Advisers' fees and other aspects of the Current Advisory Agreement. Among other things, the representatives provided an overview of Invesco Advisers, including its history, ownership structure, assets under management, investment management team and experience, investment philosophy, compliance program and approach to risk management. The representatives also discussed in detail the investment strategy and process for the Target Fund, describing Invesco Advisers' approach to and criteria for security selection.

   The Trustees then discussed the written materials that the Target Fund Board received before the June 2013 Meeting, Invesco Advisers' oral presentation, and any other information that the Target Fund Board received at the June 2013 Meeting and deliberated on the approval of the Current Advisory Agreement in light of this information. In its deliberations, the Target Fund Board did not identify any single piece of information discussed below that was all-important, controlling, or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY INVESCO ADVISERS

   In considering the nature, extent and quality of the services to be provided by Invesco Advisers, the Target Fund Board reviewed the portfolio management services to be provided by Invesco Advisers to the Target Fund. Among other things, the Target Fund Board considered the quality of Invesco Advisers' portfolio management personnel. Invesco Advisers' registration form was provided to the Target Fund Board, as was the response of Invesco Advisers to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Target Fund.

   The Trustees also considered other services to be provided to the Target Fund by Invesco Advisers, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Target Fund's investment restrictions, and monitoring compliance with various Target Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Target Fund Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to the Target Fund by Invesco Advisers.

INVESTMENT PERFORMANCE OF INVESCO ADVISERS

   The Target Fund Board then reviewed the performance of composites managed by Invesco Advisers that have similar strategies as the Target Fund. The Target Fund Board, using written materials provided prior to and at the June 2013 Meeting, considered the performance of the composites as compared to its benchmark index for various trailing periods. The Target Fund Board noted that Invesco Advisers' performance for each composite was comparable to that of its benchmark index. Based on this information, the Target Fund Board concluded that it was satisfied with the investment results that Invesco Advisers had been able to achieve with respect to the composites.

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE

   In concluding that the advisory fees payable to Invesco Advisers were reasonable, the Target Fund Board reviewed a report of the proposed fees to be paid by the Target Fund to Invesco Advisers. The Target Fund Board also reviewed reports comparing the expense ratio and advisory fees to be paid by the Target Fund to those paid by other comparable mutual funds and noted that the Target Fund's expected total fees and expenses were within the range of the average fees and expenses incurred by other peer funds. The Target Fund Board concluded that the advisory fee was the result of arm's length negotiations and appeared reasonable in light of the services to be rendered.

   Based on the Target Fund Board's deliberations and its evaluation of the information described above, the Target Fund Board, including a majority of the Independent Trustees, concluded that the compensation under the Current Advisory Agreement was fair and reasonable in light of the services and expenses and such other matters as the Target Fund Board considered to be relevant in the exercise of its reasonable judgment. Accordingly, the Target Fund Board approved the Current Advisory Agreement at the June 2013 Meeting. In the course of their deliberations, the Target Fund Board did not identify any particular information that was all important or controlling.

   As stated above, at the June 2013 Meeting, the Target Fund Board concluded it was reasonable to take into account the conclusions set forth above when determining whether to approve the Interim Advisory Agreement. The Target Fund Board's conclusion in this regard was based on the fact that the Interim Advisory Agreement is substantially identical to the Current Advisory Agreement except for the effective date, termination date and fee escrow provisions. Further, the Target Fund Board's conclusion in this regard was based on the fact that the Interim Advisory Agreement does not change the advisory fees payable by the Target Fund to Invesco Advisers, and that the day-to-day investment management services provided to the Target Fund will continue to be overseen by Invesco Advisers. In addition, at the June 2013 Meeting, the Target Fund Board also took into account that the sole purpose of the approval of the Interim Advisory Agreement was to provide for the release of advisory fees from escrow earned by Invesco Advisers under the Interim Advisory Agreement, in recognition of Invesco Advisers' advisory services provided to the Target Fund under the Interim Advisory Agreement.

   Based on its evaluation of the information and the conclusions with respect thereto at the June 2013 Meeting regarding the Current Advisory Agreement and the Interim Advisory Agreement, the Target Fund Board unanimously concluded that: (a) the terms of the Interim Advisory Agreement were fair and reasonable;
(b) the approval of the Interim Advisory Agreement would be in the best interests of the shareholders and the Fund; and (c) it would recommend the approval of the Interim Advisory Agreement to shareholders. In the course of their deliberations, the Target Fund Board did not identify any particular information or factor that was all-important or controlling.

BOARD RECOMMENDATION

   The Target Fund Board unanimously recommends that shareholders of the Target Fund approve the proposed Interim Advisory Agreement.

PROPOSAL 2(B): APPROVAL OF INTERIM SUB-ADVISORY AGREEMENT

   You are being asked in this Proposal 2(b) to approve an investment sub-advisory agreement between Stein Roe and Invesco Advisers (the "Interim Sub-Advisory Agreement"), which is similar to the Current Advisory

Agreement. The Interim Sub-Advisory Agreement will remain in effect only until the earlier of the closing of the Reorganization, if approved by shareholders, or 150 days following the effective date of the Interim Sub-Advisory Agreement.

THE TARGET FUND'S INTERIM SUB-ADVISORY AGREEMENT

   The substantive terms of the Interim Sub-Advisory Agreement are similar to the Current Advisory Agreement except that the Interim Sub-Advisory Agreement contains additional and more favorable terms related to the fact that Stein Roe would be unaffiliated with Invesco following the Transaction. These additional terms include certain, among others, representations and warranties concerning Stein Roe and heightened liability standards as compared to the Current Advisory Agreement. Additionally, the effective date, termination date, fee escrow provisions and the parties to the Interim Sub-Advisory Agreement differ from the Current Advisory Agreement. The effective date of the Interim Sub-Advisory Agreement will be the closing date of the CIBC Transaction, if the Reorganization does not close on the same date. The termination date of the Interim Sub-Advisory Agreement will be the earlier of the closing date of the Reorganization or 150 days following the effective date of the Interim Sub-Advisory Agreement. The fees paid under the Interim Sub-Advisory Agreement will be paid out of the advisory fees paid to Invesco Advisers under the Interim Advisory Agreement. The fees paid under the Interim Sub-Advisory Agreement will be held in escrow and will only be paid to Stein Roe if shareholders approve this Proposal 2(b). Absent shareholder approval of Proposal 2(b), Stein Roe will be entitled to the lesser of its costs incurred in performing the Interim Sub-Advisory Agreement and the total fees held in escrow pursuant to the Interim Sub-Advisory Agreement.

BOARD CONSIDERATIONS IN APPROVING THE INTERIM SUB-ADVISORY AGREEMENT

   At the June 2013 Meeting, the Target Fund Board considered the approval of the Interim Sub-Advisory Agreement between Stein Roe and Invesco Advisers. Invesco Advisers and Stein Roe provided information to the Target Fund Board to assist the Target Fund Board in its considerations. At the June 2013 Meeting, the Target Fund Board concluded it was reasonable to take into account the conclusions the Target Fund Board made when considering and evaluating the approval of the Current Advisory Agreement, which also occurred at the June 2013 Meeting, as part of its considerations to approve the Interim Sub-Advisory Agreement. These conclusions are described in Proposal 2(a) under "Board Considerations in Approving the Interim Advisory Agreement."

   The Target Fund Board's conclusion in this regard was based on the fact that the Interim Sub-Advisory Agreement is similar to the Current Advisory Agreement except for additional and more favorable terms related to the fact that Stein Roe will be unaffiliated, the effective date, termination date, fee and fee escrow provisions and parties. Further, the Target Fund Board's conclusion in this regard was based on the fact that the Interim Sub-Advisory Agreement does not change the advisory fees payable by the Target Fund to Invesco Advisers, a portion of which would be paid by Invesco Advisers to Stein Roe, or the day-to-day portfolio management services that the Stein Roe portfolio managers will provide to the Target Fund. In addition, at the June 2013 Meeting, the Target Fund Board also took into account that the sole purpose of the approval of the Interim Sub-Advisory Agreement was to provide for the release of advisory fees from escrow earned by Stein Roe under the Interim Sub-Advisory Agreement, in recognition of Stein Roe's advisory services provided to the Target Fund under the Interim Sub-Advisory Agreement. The Target Fund Board considered that CIBC does not currently have as large a presence in the U.S. as Invesco and, therefore, Stein Roe may not have the benefit of the economies of scale that Invesco brings to bear in effecting transactions in U.S. securities. The Target Fund Board concluded that the other potential benefits of entering into the Interim Sub-Advisory Agreement outweighed this potential negative consequence.

   Based on its evaluation of the information and the conclusions with respect thereto at the June 2013 Meeting, and based on its review and evaluation of the materials presented to the Target Fund Board regarding Stein Roe and the Target Fund at the June 2013 Meeting, the Target Fund Board unanimously concluded that: (a) the terms of the Interim Sub-Advisory Agreement were fair and reasonable; (b) the approval of the Interim Sub-Advisory Agreement would be in the best interests of the shareholders and the Fund; and (c) it would recommend the approval of the Interim Sub-Advisory Agreement to shareholders. In the course of their deliberations, the Target Fund Board did not identify any particular information or factor that was all-important or controlling.

INFORMATION ABOUT STEIN ROE INVESTMENT COUNSEL, INC.

          Information about Stein Roe Investment Counsel, Inc. is included under Proposal 1 under "How do the investment advisers and other service providers of the Funds compare?".
BOARD RECOMMENDATION

      The Target Fund Board unanimously recommends that shareholders of the Target Fund approve the proposed Interim Sub-Advisory Agreement.

VOTING INFORMATION

PROXY STATEMENT/PROSPECTUS

    We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Target Fund Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not need to attend the Meeting to vote. Instead, you may simply complete, sign, and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

    This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card are expected to be mailed on or about September 13, 2013, to all shareholders entitled to vote. Shareholders of record of the Target Fund as of the close of business on August 28, 2013 (the "Record Date"), are entitled to vote at the Meeting. The number of outstanding shares of Class Y of the Target Fund, the only outstanding class, on August 28, 2013, can be found at Exhibit A. Each share is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held.

    Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Fund in writing at the address of the Target Fund set forth on the cover page of the Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person. However, if your shares are held through a broker-dealer or other financial intermediary you will need to obtain a "legal proxy" from them in order to vote your shares at the Meeting.

QUORUM REQUIREMENT AND ADJOURNMENT

    A quorum of shareholders is necessary to hold a valid shareholder meeting of the Target Fund. For the Target Fund, a quorum will exist if shareholders representing one-third of the outstanding shares of the Target Fund entitled to vote are present at the Meeting in person or by proxy.

    Proxies received prior to the Meeting on which no vote is indicated will be voted "FOR" the Proposals. Because the Proposals described in this Proxy Statement/Prospectus are considered "non-routine," under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you.

    Abstentions and broker non-votes (if any) will count as shares present at the Meeting for purposes of establishing a quorum. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities, and the nature of the reasons for such further solicitation.

VOTE NECESSARY TO APPROVE THE PROPOSALS

    The Board has unanimously approved the Proposals, subject to shareholder approval. Shareholder approval of each Proposal requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, if the holders of more than 50% of the outstanding shares of the Target Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the Target Fund.

     Atlantic Trust Company, a division of Invesco National Trust Company ("Atlantic Trust"), an affiliate of Stein Roe, holds voting discretion with respect to a majority of the shares of the Target Fund as of the Record Date. Stein Roe anticipates that Atlantic Trust will vote shares held by them in accordance with the voting recommendations of an unaffiliated third-party proxy voting service.

  Abstentions and broker non-votes are counted as present but are not considered votes cast at the Meeting. As a result, abstentions and broker non-votes will have the same effect as a vote against the Proposals because their approval requires the affirmative vote of a percentage of the outstanding shares of the Target Fund, as opposed to a percentage of votes cast.

  As noted earlier, the Reorganization will not be consummated, even if Target Fund shareholders approved the Reorganization, if the CIBC Transaction is not consummated.

PROXY SOLICITATION

    The Target Fund has engaged the services of Computershare Fund Services ("Solicitor") to assist in the solicitation of proxies for the Meeting. Solicitor's costs are described under the "Costs of the Reorganization" section of this Proxy Statement/Prospectus. Proxies are expected to be solicited principally by mail, but the Target Fund, Invesco Advisers or its affiliates, or Solicitor may also solicit proxies by telephone, facsimile, or personal interview. The Target Fund's officers and employees of Invesco Advisers or its affiliates may also solicit proxies but will not receive any additional or special compensation for any such solicitation.

    Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders' telephone numbers, and providing additional materials upon shareholder request. The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.

OTHER MEETING MATTERS

    Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Proxy Statement/Prospectus. Under the Target Fund's bylaws, business transacted at a special meeting such as this Meeting shall be limited to (i) the purpose stated in the notice and (ii) adjournment of the special meeting with regard to the stated purpose. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

SHARE OWNERSHIP BY LARGE SHAREHOLDERS, MANAGEMENT AND TRUSTEES

    A list of the name, address, and percent ownership of each person who, as of August 28, 2013, to the knowledge of the Target Fund, owned 5% or more of the outstanding Class Y shares of the Target Fund can be found at Exhibit B.

    Information regarding the ownership of shares of the Target Fund by the Trustees and executive officers of the Target Trust can be found at Exhibit B.

                                 OTHER MATTERS

CAPITALIZATION

    The following table shows the capitalization of the Target Fund as of June 30, 2013 and of the Acquiring Fund on a pro forma combined basis (unaudited) as of June 30, 2013 giving effect to the proposed Reorganization. The following is an example of the number of shares of the Acquiring Fund that would be exchanged for the shares of the Target Fund if the Reorganization was consummated on June 30, 2013, and do not reflect the number of shares or value of shares that would actually be received if the Reorganization occurred on the Closing Date. The Acquiring Fund is a shell fund that will commence operations on the Closing Date. The Target Fund will be the accounting survivor for financial statement purposes.

          The capitalizations of the Target Fund, the Acquiring Fund, and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

------------------------------------------------------------------------------------------------------------------------------------
                                            INVESCO             AT DISCIPLINED           PRO FORMA                AT TRUST
                                          DISCIPLINED            EQUITY FUND            ADJUSTMENTS(2)       DISCIPLINED EQUITY
                                          EQUITY FUND        (ACQUIRING FUND)(1)                             FUND (PRO FORMA)(4)
                                         (TARGET FUND)
------------------------------------------------------------------------------------------------------------------------------------
Class Y Net Assets                       $ 419,990,728             $ --                $ (419,990,728)(3)       $          --
------------------------------------------------------------------------------------------------------------------------------------
Class Y Shares Outstanding                  32,344,102               --                   (32,344,102)(3)                  --
------------------------------------------------------------------------------------------------------------------------------------
Class Y Net Asset Value Per Share        $       12.99             $ --                                         $          --
------------------------------------------------------------------------------------------------------------------------------------
Institutional Class Net Assets           $          --             $ --                $  419,990,728(3)        $ 419,990,728
------------------------------------------------------------------------------------------------------------------------------------
Institutional Class Shares                          --               --                    32,344,102(3)           32,344,102
Outstanding
------------------------------------------------------------------------------------------------------------------------------------
Institutional Class Net Asset Value      $          --             $ --                                         $       12.99
Per Share
------------------------------------------------------------------------------------------------------------------------------------

(1) The Acquiring Fund is a shell fund without any shares outstanding as of June 30, 2013.
(2) Invesco Advisers and CIBC or their affiliates will bear 100% of the Reorganization expenses of both the Target Fund and the Acquiring Fund, therefore Net Assets have not been adjusted for any expenses expected to be incurred in connection with the Reorganization.
(3) The Target Fund currently has Class Y shares outstanding. In connection with the Reorganization, the Acquiring Fund will offer Institutional Class shares.
(4)  Unaudited.

DISSENTERS' RIGHTS

    If the Reorganization is approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters' rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Fund, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the Closing Date of the Reorganization. After the Reorganization, Target Fund shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value subject to applicable deferred sales charges and/or redemption fees (if any).

SHAREHOLDER PROPOSALS

    The Funds do not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of the Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund's principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed for the Target Fund, shareholders of such Target Fund will become shareholders of the Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.

                      WHERE TO FIND ADDITIONAL INFORMATION

    This Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto, and the annual and semi-annual reports filed by the Target Fund as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each Fund's registration statement, which contains the Fund's prospectuses and related SAIs, is 811-01424 for the Target Trust and 811-06400 for the Acquiring Trust.

    Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files or will file reports and other information with the SEC. Reports, proxy material, registration statements, and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549-1520. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

                                                                       EXHIBIT A

                     OUTSTANDING SHARES OF THE TARGET FUND

As of August 28, 2013, there were the following number of Class Y shares outstanding of the Target Fund:


                                                           NUMBER OF SHARES
TARGET FUND SHARE CLASSES                                     OUTSTANDING
-------------------------                                  ----------------
Invesco Disciplined Equity Fund
  Class Y ...............................................    32,512,562.63

                                                                       EXHIBIT B

                          OWNERSHIP OF THE TARGET FUND

SIGNIFICANT HOLDERS

    Listed below are the name, address, and percent ownership of each person who, as of August 28, 2013, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Target Fund is presumed to "control" the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


                                                         NUMBER       PERCENT
                                          CLASS OF      OF SHARES     OWNER OF
NAME AND ADDRESS                           SHARES        OWNED         RECORD*
--------------------------------------------------------------------------------
CHARLES SCHWAB & CO INC                     Y         10,134,647.08    31.17%
SPECIAL CUSTODY FBO CUSTOMERS
ATTN MUTUAL FUNDS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4151

VALLEE & CO FBO VA                          Y          8,208,614.10     25.25%
C/O M&I TRUST CO NA ATTN MF
11270 W PARK PL STE 400
MILWAUKEE WI 53224-3638

MITRA & CO FBO VA                           Y          6,077,004.79     18.69%
C/O M&I TRUST CO NA ATTN MF
11270 W PARK PL STE 400
MILWAUKEE WI 53224-3638

NATIONAL FINANCIAL SERVICES LLC             Y          3,653,052.11     11.24%
FEBO CUSTOMERS
MUTUAL FUNDS
200 LIBERTY ST, 1WFC
NEW YORK NY 10281-1003

----------
* The Target Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

SECURITY OWNERSHIP OF MANAGEMENT AND TRUSTEES

    To the best of the knowledge of the Target Fund, the ownership of shares of the Target Fund by executive officers and Trustees of the Target Fund as a group constituted less than 1% of each outstanding class of shares of the Target Fund as of August 28, 2013.

                                                                       EXHIBIT C

COMPARISON OF BUSINESS STRUCTURES, SHAREHOLDER RIGHTS AND APPLICABLE LAW

The Target Fund is a series of the Target Trust, a Delaware statutory trust. If the Reorganization is approved, the Target Fund will reorganize into the Acquiring Trust, a Massachusetts business trust. The following is a discussion of certain provisions of the governing instruments and governing laws of the Target Fund and the Acquiring Fund, but is not a complete description thereof. Further information about each Fund's governance structure is contained in each Fund's governing documents.

SHARES. The Trustees of the Target Fund and the Acquiring Fund each have the power to issue shares without shareholder approval. The governing documents of the Target Fund and the Acquiring Fund indicate that the amount of shares that the Target Fund and Acquiring Fund each may issue is unlimited. Shares of the Target Fund and the Acquiring Fund have no preemptive rights.

ORGANIZATION. The Target Fund is a series of the Target Trust, is a Delaware statutory trust pursuant to the Delaware Statutory Trust Act ("Delaware Act"). The Target Trust is governed by its Amended and Restated Agreement and Declaration of Trust (the "Declaration") and its Bylaws, each as may be amended, and its business and affairs are managed under the supervision of the Target Fund Board. The Acquiring Fund is a series of the Acquiring Trust, a Massachusetts business trust formed under the laws of the Commonwealth of Massachusetts. The Acquiring Trust is governed by its Amended and Restated Agreement and Declaration of Trust (also, a "Declaration" and, together with the Declaration of the Target Trust, the "Declarations") and its Second Amended and Restated Bylaws, and its business and affairs are managed under the supervision of the Acquiring Fund Board.

COMPOSITION OF THE BOARD OF TRUSTEES. The Board of Trustees of the Target Fund shall be composed of between no less than two nor more than sixteen Trustees, each of whom shall hold office for the lifetime of the Target Trust or until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed. Any Trustee of the Target Trust may be removed by a written instrument signed by at least two-thirds of the number of Trustees of the Target Trust prior to such removal. Any Trustee of the Target Trust may be removed by a vote of two-thirds of the outstanding shares of the Target Trust.

The Board of Trustees of the Acquiring Fund shall be composed of between no less than three nor more than fifteen Trustees, each of whom shall hold office during the lifetime of the Acquiring Trust or until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed. By vote of the shareholders holding a majority of the shares entitled to vote, the shareholders of the Acquiring Fund may remove a Trustee with or without cause. By vote of a majority of the Trustees then in office, the Trustees may remove a Trustee.

SHAREHOLDER MEETINGS AND RIGHTS OF SHAREHOLDERS TO CALL A MEETING. Neither the Target Fund nor the Acquiring Fund are required to hold annual meetings of shareholders.

The Bylaws of the Target Fund provide that shareholder meetings may be called by the Target Board, by the chairperson or by a majority of the Target Trust's Trustees for any purpose, unless otherwise prescribed by applicable law or by the Declaration. A shareholder meeting must be promptly called by the chairperson or by a majority of the Target Trust's Trustees when by proper written request, shareholders holding not less than ten percent of the outstanding shares of the Target Trust request the removal of a Trustee.

The Bylaws of the Acquiring Fund provide that special meetings of shareholders may be called by the Trustees, by the president or, if the Trustees and the president shall fail to call any meeting of shareholders for a period of 30 days after written application of one or more shareholders who hold at least twenty-five percent of all shares issued and outstanding and entitled to vote at the meeting, then such shareholders may call such meeting.

SUBMISSION OF SHAREHOLDER PROPOSALS. For the Target Fund, for nominations or other business to be properly brought before an annual meeting by a shareholder, the shareholder must have given timely notice thereof in writing to the secretary of the Trust and such other business must otherwise be a proper matter for action by shareholders. Such shareholder's notice shall set forth (a) as to each person whom the shareholder proposes to nominate for election or reelection as a Trustee all information relating to such person that is required to be disclosed in solicitations of proxies for election of Trustees in an election contest, or is otherwise required, in each case pursuant to Regulation 14A under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (including such person's written consent to being named in the proxy statement as a nominee and to serving as a Trustee if elected); (b) as to any other business that the shareholder proposes to bring before the meeting, a brief description of the business desired to be brought before the meeting, the reasons for conducting such business at the meeting and any material interest in such business of such shareholder and of the beneficial owner, if any, on whose behalf the proposal is made; and (c) as to the shareholder giving the notice and the beneficial owner, if any, on whose behalf the nomination or proposal is made, (i) the name and address of such shareholder, as they appear on the Target Trust's books, and of such beneficial owner and (ii) the number of shares of each Class of Shares of the portfolio which are owned beneficially and of record by such shareholder and such beneficial owner.

For nominations and any other proposals to be properly brought before an annual meeting of shareholders by a shareholder of the Target Trust, a shareholder's notice shall be delivered to the secretary at the principal executive offices of the Target Trust not later than the close of business on the 90(th) day, nor earlier than the close of business on the 120(th) day, prior to the first anniversary of the preceding year's annual meeting; provided, however, that in the event that the date of the annual meeting is advanced by more than 30 days or delayed by more than 60 days from such anniversary date or if the Target Trust has not previously held an annual meeting, timely notice by the shareholder must be delivered not earlier than the close of business on the 120(th) day prior to such annual meeting and not later than the close of business on the later of the 90(th) day prior to such annual meeting or the tenth day following the day on which public announcement of the date of such meeting is first made by the Target Trust. In no event shall the public announcement of a postponement or adjournment of an annual meeting to a later date or time commence a new time period for the giving of a shareholder's notice as described above. With respect to the nomination of individuals for election to the Target Board at a special shareholder meeting, written notice shall be delivered to the secretary at the principal executive offices of the Target Trust not earlier than the close of business on the 120(th) day prior to such special meeting and not later than the close of business on the later of the 90(th) day prior to such special meeting or the tenth day following the day on which public announcement is first made of the date of the special meeting and of the nominees proposed by the Target Board to be elected at such meeting. In no event shall the public announcement of a postponement or adjournment of a special meeting to a later date or time commence a new time period for the giving of a shareholder's notice as described above.

The Acquiring Fund does not have provisions in its governing instruments that require shareholders to provide advance notice to the Acquiring Fund in order to present a proposal at a shareholder meeting. Nonetheless, the federal securities laws, which apply to the Acquiring Fund and the Target Fund, require that certain conditions be met to present any proposal at a shareholder meeting. The matters to be considered and brought before an annual or special meeting of shareholders of the Target Fund and the Acquiring Fund are limited to only those matters, including the nomination and election of Trustees, that are properly brought before the meeting. These requirements are intended to provide the Board the opportunity to better evaluate the proposal and provide additional information to shareholders for their consideration in connection with the proposal. Failure to satisfy the requirements of these advance notice provisions means that a shareholder may not be able to present a proposal at the annual or special shareholder meeting.

NUMBER OF VOTES; AGGREGATE VOTING. The governing instruments of both the Target Fund and the Acquiring Fund provide that each shareholder is entitled to one vote for each whole share held, and a fractional vote for each fractional share held. Shareholders of the Target Fund and the Acquiring Fund are not entitled to cumulative voting in the election of Trustees. The governing instruments of the Target Fund provide that all shares shall be voted together, except when the matter affects the interests of one or more series (or classes), and then only the shareholders of the affected series (or classes) are entitled to vote. The governing instruments of the Acquiring Fund provide that all shares shall be voted by individual series or class, except (1) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series or class, and (2) when the Acquiring Fund Trustees have determined that the matter affects only the interests of one or more series or class, then only shareholders of such series or class shall be entitled to vote.

DERIVATIVE ACTIONS. The Target Fund does not have provisions in its governing instruments regarding a shareholder's ability to bring a derivative action. Nonetheless, under the Delaware statutory trust act, a shareholder may bring a derivative action if trustees with authority to do so have refused to bring the action or if a demand upon the trustees to bring the action is not likely to succeed. A shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and: (1) was a shareholder at the time of the transaction complained about or (2) acquired the status of shareholder by operation of law or pursuant to the governing document from a person who was a shareholder at the time of the transaction.

Shareholders of the Acquiring Fund have the power to vote as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Acquiring Fund or its shareholders. Such shareholders have the power to vote to the same extent as the stockholders of a Massachusetts corporation.

RIGHT TO VOTE. The 1940 Act provides that shareholders of the Target Fund and the Acquiring Fund have the power to vote with respect to certain matters: specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. Shareholders of the Target Fund and the Acquiring Fund also have the right to vote on certain matters affecting the Target Fund and the Acquiring Fund or a particular share class thereof under their respective governing instruments and applicable state law.

Target Fund shareholders have the right to vote (1) for the election of Trustees; (2) for the removal of Trustees; (3) approve the sale of all or substantially all the assets of the Target Trust or any portfolio class, unless the primary purpose of such sale is to change the Trust's domicile or form of organization or form of statutory trust; (4) approve the merger or consolidation of the Target Trust as provided in the Declaration of the Target Trust; (5) approve any amendment to the Declaration regarding shareholder's voting powers; and (6) approve such additional matters as may be required by law or as the Trustees, in their sole discretion, shall determine.

Acquiring Fund shareholders have the right to vote only (1) for the election or removal of Trustees; (2) with respect to any investment adviser as provided in the Declaration of the Acquiring Trust; (3) with respect to any termination of the Acquiring Trust or the Acquiring Fund to the extent and as provided in the Declaration of the Acquiring Trust; (4) with respect to any amendment of the Declaration of the Acquiring Trust to the extent as provided in the Declaration of the Acquiring Trust; (5) to the same extent as stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Acquiring Trust or the shareholders; and
(6) with respect to such additional matters relating to the Acquiring Trust as may be required by law, by the Declaration of the Acquiring Trust, by the Bylaws or by any registration of the Acquiring Trust with the SEC or any state, or as the Acquiring Trustees may consider necessary or desirable.

QUORUM AND VOTING. If an approval is required by the 1940 Act, then, except for the election of trustees, the vote required by the 1940 Act is the lesser of
(a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote. Except as otherwise provided by the 1940 Act, for the Acquiring Trust, a majority of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting and, if a quorum is present at any meeting, a majority of the shares voted decide any questions, except a plurality vote is necessary for the election of Trustees. Except as otherwise provided by the 1940 Act or other applicable law, for the Target Trust, one third of the outstanding shares entitled to vote present or represented by proxy constitute a quorum and, if a quorum is present at any meeting, a majority of the shares voted decide any questions, except a plurality vote is necessary for the election of Trustees.

AMENDMENT OF GOVERNING INSTRUMENTS. Except as described below, the Trustees of the Target Fund and the Acquiring Fund have the right to amend, from time to time, the governing instruments.

For the Target Fund, the Bylaws may be amended, restated or repealed by the Trustees without the vote or approval of the shareholders at any regular or special meeting of the Target Board without prior notice. The Bylaws may also be altered or repealed by the shareholders at any special meeting of the shareholders, but only if the Target Board resolves to put a proposed alteration or repealer to the vote of the shareholders and notice of such alteration or repealer is contained in a notice of the special meeting being held for such purpose. The Bylaws may also be amended, restated or repealed pursuant to Section 3815(f) of the Delaware Statutory Trust Act.

For the Acquiring Fund, the Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such majority.

For the Target Fund, except as specifically provided in the Declaration of the Target Trust regarding shareholder voting rights, the Trustees may, without any shareholder vote, amend the Declaration by making an amendment to the Declaration, an agreement supplemental hereto, or an amended and restated trust instrument. Any such amendment, having been approved by a vote of a majority of the Trustees, shall become effective, unless otherwise provided by such Trustees, upon being executed by a duly authorized officer of the Target Trust. The shareholders shall have power to vote to approve any amendment to the limitation of liability and indemnification section of the Declaration that would have the effect of reducing the indemnification provided thereby to Trustees and officers or to shareholders or former shareholders, and any repeal or amendment of this sentence, and any such action shall require the affirmative vote or consent of shareholders owning at least sixty-six and two-thirds percent (66 2/3%) of the outstanding shares entitled to vote.

For the Acquiring Fund, the Declaration of the Acquiring Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by a vote of shareholders holding a majority of the shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of shares but not the holders of all outstanding series as classes shall be authorized by vote of the shareholders holding a majority of the shares entitled to vote of each series or classes affected and no vote of shareholders of a series or of classes not affected shall be required. Amendments having the purpose of changing the name of the Acquiring Trust or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained in the Declaration of the Acquiring Trust shall not require authorization by shareholder vote.

MERGERS, REORGANIZATIONS AND CONVERSIONS. For the Target Fund, subject to right of shareholders, if any, to vote pursuant to the Declaration, the Trustees may cause (i) the Target Trust or one or more of its portfolios to the extent consistent with applicable law to sell all or substantially all of its assets to, or be merged into or consolidated with, another portfolio, statutory trust (or series thereof) or Company (or series thereof), (ii) the shares of the Target Trust or any portfolio (or Class) to be converted into beneficial interests in another statutory trust (or series thereof) created pursuant to the Declaration, (iii) the shares of any Class to be converted into another Class of the same Portfolio, or (iv) the shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law. In all respects not governed by statute or applicable law, the Trustees shall have power to prescribe the procedure necessary or appropriate to accomplish a sale of assets, merger or consolidation including the power to create one or more separate statutory trusts to which all or any part of the assets, liabilities, profits or losses of the Target Trust may be transferred and to provide for the conversion of Shares of the Trust or any Portfolio (or Class) into beneficial interests in such separate statutory trust or trusts (or series or class thereof).

The governing instruments of the Acquiring Fund provide that the Acquiring Fund may (1) consolidate or merge with one or more other trusts, partnerships, associations or corporations, including any series or class thereof, organized under the laws of the Commonwealth of Massachusetts or any other state of the United States; or (2) transfer a substantial portion of its assets to one or more other trusts, partnerships, associations or corporations, including any series or class thereof, organized under the laws of the Commonwealth of Massachusetts or any other state of the United States, any such consolidation, merger or transfer to be upon such terms and conditions as are specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. Any such consolidation, merger or transfer may be authorized by vote of a majority of the Trustees then in office without the approval of shareholders of any series.

TERMINATION OF A FUND. The Target Fund may be dissolved at the discretion of the Trustees either (A) at any time there fewer than one hundred holders of record of the Trust or of such terminating Fund or Class, or (B) upon written notice to the shareholders of the terminating Fund or class and pursuant to shareholders of the terminating Fund or class' approval.

With respect to the Acquiring Fund, the affirmative vote of the shareholders holding at least a majority of the shares entitled to vote or by the Trustees by written notice to the shareholders, is required for termination of the Acquiring Fund.

LIABILITY OF SHAREHOLDERS. The governing instruments for the Target Fund and the Acquiring Fund generally provide that shareholders will not be subject to personal liability for the obligations of a Fund. The governing instruments for the Target Fund also contain an express disclaimer of shareholder liability for acts of the Target Trust and provide for shareholder indemnification if any shareholder is personally held liable for the obligations of the Target Trust. The governing instruments for the Target Fund also contain an express disclaimer of personal liability for shareholders. Under Massachusetts law, shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the possibility of the shareholders incurring financial loss appears remote as the Acquiring Fund's Declaration contains an express disclaimer of shareholder liability for obligations of the Acquiring Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Acquiring Fund or the Trustees. Moreover, the Acquiring Fund's declaration provides for indemnification out of the Acquiring Fund property for any shareholder held personally liable for the obligations of the Acquiring Fund.

LIABILITY OF TRUSTEES AND OFFICERS. Consistent with the 1940 Act, the governing instruments for the Target Fund and the Acquiring Fund provide that no Trustee or officer shall be subject to any personal liability in connection with the assets or affairs of a Fund, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office ("Disqualifying Conduct").

INDEMNIFICATION. The Declaration of the Target Fund provides that every Trustee or officers shall be indemnified by the Target Trust to the fullest extent permitted by the Delaware Act, the Bylaws and other applicable law. Notwithstanding any provision to the contrary contained herein, no Trustee or officer shall be indemnified for any expenses, judgments, fines, amounts paid in settlement, or other liability or loss arising by reason of Disqualifying Conduct. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person engaged in Disqualifying Conduct.

The Declaration of the Acquiring Trust generally provides that any Trustee or officer shall be indemnified by the Acquiring Trust for any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him or her in settlement thereof. No indemnification shall be provided to a Trustee or officer: (a) against any liability to the Acquiring Trust or its shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he or she engaged in Disqualifying Conduct; (b) with respect to any matter as to which he or she shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Acquiring Trust; or (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in (a) or (b) above) and resulting in a payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in Disqualifying Conduct by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to full trial-type inquiry), that he or she did not engage in such conduct (i) by a vote of a majority of the Trustees who are not "interested persons" of the Acquiring Trust as that term is defined in the 1940 Act, acting on the matter (provided that a majority of such Trustees then in office act on the matter), or (ii) by written opinion of independent legal counsel.

                                   EXHIBIT D


                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION ("AGREEMENT") is adopted as of this ___ day of __________, 2013 by and among (i) AIM Equity Funds (Invesco Equity Funds) an open-end registered investment company ("TARGET ENTITY"), on behalf of one of its series portfolios, Invesco Disciplined Equity Fund ("TARGET FUND"); (ii) The Advisors' Inner Circle Fund, an open-end registered investment company ("ACQUIRING ENTITY"), on behalf of one of its series portfolios, AT Disciplined Equity Fund ( "ACQUIRING FUND"); (iii) solely for the purposes of Sections 9.2 and 11.2 of this Agreement, Invesco Advisers, Inc., investment adviser to the Target Fund ("IAI"); (iv) solely for the purposes of Section 9.2 of this Agreement, CIBC; and (v) solely for the purposes of Section 11.1 of this Agreement, Stein Roe Investment Counsel, Inc. ("SRIC"), investment adviser of the Acquiring Fund. Other than the Target Fund and the Acquiring Fund, no other series of either the Target Entity or the Acquiring Entity are parties to this Agreement.

                    WHEREAS, Invesco, the parent company of IAI, entered into a definitive agreement dated _____________, 2013 (the "TRANSACTION AGREEMENT") to sell its private wealth management business, operating under the Atlantic Trust and SRIC brands, to CIBC, and, in connection therewith, the Target Fund's portfolio management team will become employees of CIBC or its affiliate (referred to herein as the "INVESCO/CIBC TRANSACTION");

                    WHEREAS, the parties hereto intend for the Acquiring Fund and the Target Fund to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire all of the assets, property, and goodwill and assume all of the liabilities of the Target Fund in exchange for shares of the Acquiring Fund of equal value to the net assets of the Target Fund, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the "REORGANIZATION");

                    WHEREAS, the Acquiring Fund is, and will be immediately prior to the Closing (defined in Section 3.1), a shell series, without assets (other than seed capital) or liabilities, created for the purpose of acquiring the assets and liabilities of the Target Fund;

                    WHEREAS, the Target Entity and the Acquiring Entity each is an open-end investment company of the management type registered with the Securities and Exchange Commission (the "COMMISSION"); and

                    WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization with respect to the Reorganization within the meaning of Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended (the "CODE").

                    NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.   DESCRIPTION OF THE REORGANIZATION

     1.1. Provided that all conditions precedent to the Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, the Target Entity and the Acquiring Entity agree to take the following steps with respect to the Reorganization:

               (a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.1(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.1(c), and deliver to the Target Fund the number of full and fractional Institutional Class shares of the Acquiring Fund determined in the manner set forth in Section 2.

               (b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets, property, and goodwill including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash in an amount necessary to pay any distributions pursuant to
          Section 7.1(f) (collectively, "ASSETS").

               (c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date (collectively, "LIABILITIES").

               (d) As soon as reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record ("TARGET FUND SHAREHOLDERS") Institutional Class shares of the Acquiring Fund received by the Target Fund pursuant to Section 1.1(a) on a pro rata basis, and the Target Fund will as promptly as practicable thereafter completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to the Target Fund's shares, by the transfer of the Acquiring Fund shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders. At the Closing, any outstanding certificates representing shares of the Target Fund will be cancelled. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund shareholders hold their Target Fund shares in certificated form.

               (e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund's transfer agent.

2.    VALUATION

      2.1. With respect to the Reorganization:

          (a) The net value of the Target Fund's Assets to be acquired by the Acquiring Fund hereunder shall be computed as of the Valuation Time (defined below) by calculating the value of the Assets, which shall reflect the declaration of any dividends, and subtracting therefrom the amount of the Liabilities using the valuation procedures established by the Acquiring Fund's Board of Trustees ("ACQUIRING FUND'S VALUATION PROCEDURES") .


          (b) The number of Institutional Class shares issued by the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund's Assets shall equal the number of Class Y shares of the Target Fund outstanding as of the Valuation Time.

          (c) The net asset value per share of the Acquiring Fund's Institutional Class shares issued in connection with the Reorganization shall be determined to the nearest full cent as of the Valuation Time, by dividing the net value of the Target Fund's Assets (described in Section 2.1(a) hereof) by the number of Institutional Class shares issued by the Acquiring Fund in connection with the Reorganization (described in Section 2.1(b) hereof).

          (d) All computations of value shall be made by the Acquiring Fund's administrator using the Acquiring Fund's Valuation Procedures and shall be subject to review by the Target Fund's recordkeeping agent and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

          (e) "VALUATION TIME" shall mean immediately after the close of regular trading on the New York Stock Exchange ("NYSE") on the Valuation Date.

          (f) "VALUATION DATE" shall mean the business day next preceding the Closing Date.

3.   CLOSING AND CLOSING DATE

     3.1. The Reorganization shall close on November 1, 2013 or such other date as the parties may agree (the "CLOSING DATE"). All acts taking place at the closing of the Reorganization ("CLOSING") shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date unless otherwise agreed to by the parties (the "CLOSING TIME"). The Closing of the Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may agree.

     3.2. With respect to the Reorganization:

          (a) The Target Fund's portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund's custodian (the "ACQUIRING CUSTODIAN") for the account of the Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Entity shall direct the Target Fund's custodian (the "TARGET CUSTODIAN") to deliver to the Acquiring Custodian as of the Closing Date by book entry, in accordance with customary practices of the Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 ACT")), in which the Assets are deposited, the Target Fund's portfolio securities and instruments so held. The cash to be transferred by the Target Fund shall be delivered to the Acquiring Custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or the Acquiring Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or the Acquiring Custodian, such as brokers' confirmation slips.

          (b) The Target Entity shall direct the Target Custodian to deliver, at the Closing or promptly thereafter, a certificate of an authorized officer stating that except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date. The Target Entity shall be responsible for paying all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, and shall deliver, at the Closing or promptly thereafter, a certificate of an authorized officer of the Target Entity stating that all such taxes have been paid or provision for payment has been made.

          (c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request.

          (d) The Target Entity shall direct the transfer agent for the Target Fund (the "TARGET TRANSFER AGENT") to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring

     Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence reasonably satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders' accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

          (e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an "EXCHANGE") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Target Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.   REPRESENTATIONS AND WARRANTIES

     4.1. Target Entity, on behalf of itself or, where applicable, the Target Fund, represents and warrants to the Acquiring Entity and the Acquiring Fund as follows:

          (a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Agreement and Declaration of Trust, as amended, and by-laws ("GOVERNING DOCUMENTS"), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

          (b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the issued and outstanding shares of the Target Fund under the Securities Act of 1933, as amended ("1933 ACT"), are in full force and effect;

          (c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority ("FINRA") is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 ACT"), the 1940 Act and state securities laws;

          (d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund's prospectus and statement of additional information;

          (f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that, if disclosed in writing to the Acquiring Fund, the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund's derivative positions, if any, including without limitation, as collateral for swap positions and as margin for futures positions, if any, subject to such segregation and liens that apply to such Assets;

          (g) The Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of the Target Entity's Governing Documents or a material violation of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or the Target Entity is a party or by which it is bound;

          (h) Except as otherwise disclosed in writing to and accepted by or on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Target Entity's or the Target Fund's knowledge, threatened against the Target Entity or the Target Fund that, if adversely determined, would materially and adversely affect the Target Entity's or the Target Fund's financial condition, the conduct of its business or its ability to consummate the transactions contemplated by this Agreement. The Target Fund and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings or investigations, and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, tribunal, arbitrator, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (i) The financial statements of the Target Fund for the Target Fund's most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund's prospectus or statement of additional information included in the Target Fund's registration statement on Form N-1A (the "PROSPECTUS" and "STATEMENT OF ADDITIONAL INFORMATION"). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund's most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (j) Since the last day of the Target Fund's most recently completed fiscal year, there has not been any material adverse change in the Target Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business. For purposes of this paragraph, a decline in net asset value due to declines in market value of securities held by the Target Fund, the redemption of Target Fund shares held by shareholders of the Target Fund or the discharge of the Target Fund's ordinary course liabilities shall not constitute a material adverse change;

          (k) On the Closing Date, all Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund's knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, "TAX" or "TAXES" means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. "Return" means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

          (l) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the

     Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

          (m) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

          (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (o) Within a timeframe mutually agreeable to the parties, the Target Fund will provide the Acquiring Fund with such information relating to the Target Fund as is reasonably necessary for the preparation of the N-14 Registration Statement in connection with the meeting of shareholders of the Target Fund to approve this Agreement and such information, as of the date provided through the date of the meeting of shareholders of the Target Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Entity for use therein;

          (p) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

          (q) The Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

          (r) The Target Fund has no unamortized or unpaid organizational fees or expenses.

          (s) Except as otherwise disclosed in writing to and accepted by or on behalf of the Acquired Fund, the Target Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date.

          (t) The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest, including but not limited to those related to shareholder cost basis reporting pursuant to Sections 1012, 6045, 6045A and 6045B of the Code and related Treasury regulations, and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

     4.2. The Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and the Target Fund as follows:

          (a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a business trust duly formed and validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, with power under its Governing Documents, to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder. As used in this Agreement, the term "good standing under the laws of the Commonwealth of Massachusetts" means (i) having filed a copy of the Acquiring Entity's declaration of trust pursuant to Chapter 182 of the General Laws of the Commonwealth of Massachusetts ("Chapter 182"), (ii) having filed the necessary certificates required to be filed under Chapter 182, (iii) having paid the necessary fees due thereon and (iv) being authorized to exercise in the Commonwealth of Massachusetts all of the powers recited in the Acquiring Entity's declaration of trust and to transact business in the Commonwealth of Massachusetts;

          (b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

          (c) Prior to the Closing, the registration of the class shares of the Acquiring Fund to be issued in the Reorganization under the 1933 Act will be in full force and effect;

          (d) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

          (e) The prospectuses and statements of additional information of the Acquiring Fund, including supplements thereto, to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (f) On the Closing Date, the Acquiring Fund will have no assets other than nominal seed capital contributed by the initial shareholder of the Acquiring Fund;

          (g) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of the Acquiring Entity's Governing Documents or a material violation of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

          (h) Except as otherwise disclosed in writing to and accepted by or on behalf of the Target Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Acquiring Entity's knowledge, threatened against the Acquiring Entity or the Acquiring Fund that, if adversely determined, would materially and adversely affect the Acquiring Entity's or the Acquiring Fund's financial condition, the conduct of its business or its ability to consummate the transactions contemplated by this Agreement. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (i) The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity created within the last 12 months, without assets (other than nominal seed capital) or liabilities, formed for the purpose of receiving the Assets and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not commenced operations, prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to the initial shareholder of the Acquiring Fund to secure any required initial shareholder approvals;

          (j) By the Closing, the Acquiring Entity's board of trustees and officers shall have taken all actions as are necessary under the 1933 Act, 1934 Act, 1940 Act and any applicable state securities laws for the Acquiring Fund to commence operations as a registered open-end management investment company, including, without limitation, approving and executing investment advisory contracts in the manner required by the 1940 Act and approving and executing such other contracts as are necessary for the operation of the Acquiring Fund;

          (k) On the Closing Date, all Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions), if any, shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund's knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;

          (l) The Acquiring Fund intends to elect and qualify as a regulated investment company for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund will be a "fund" as defined in
     Section 851(g)(2) of the Code, and the consummation of the transactions contemplated by the Agreement will not cause the Acquiring Fund to fail to be qualified as a regulated investment company from and after the Closing;

          (m) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws or exemptions therefrom;

          (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (o) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund's Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity and the Acquiring Fund;

          (p) The Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

          (q) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.

          (r) The information provided by the Acquiring Fund for use in the N-14 Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein, in light of the circumstances under which such statements were made, not misleading, on the effective date of such N-14 Registration Statement, provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein;

5.   COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

     5.1. With Respect to the Reorganization:

          (a) The Target Fund: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business for the Target Fund may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Target Fund in the ordinary course in all material respects. The Acquiring Fund shall not have commenced operations, prepared books of account and related records or financial statements or issued any shares except for the those operations commenced, books of accounts and related records or financial statements prepared or shares issued in connection with a private placement to the initial shareholder of the Acquiring Fund to secure any required initial shareholder approvals.

          (b) The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Fund to approve the Reorganization (the "N-14 REGISTRATION STATEMENT").

          (c) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

          (d) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

          (e) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund's shares.

          (f) The Target Entity, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, including such information as the Acquiring Entity may reasonably request concerning Target Fund shares or Target Fund shareholders in connection with Acquiring Fund's cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related Treasury regulations following the Closing for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become shareholders of the Acquiring Fund as a result of the transfer of Assets (the "Target Fund Shareholder Documentation"), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) the tax books and records of the Target Fund (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. Section 1.6045A -1 and Section 1.6045B -1(a))) for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the "FIN 48 Workpapers"). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.

          (g) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

          (h) Promptly after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the shares of the Acquiring Fund received at the Closing, as set forth in Section 1.1(d) hereof.

          (i) After the Closing Date, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of
     Section 381 of the Code.

          (j) It is the intention of the parties that the Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1)(F) of the Code. None of the parties to the Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code.

          (k) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, Tax Returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.

          (l) The Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

          (m) The Target Entity, on behalf of the Target Fund, agrees that the acquisition of all assets and liabilities of the Target Fund by the Acquiring Entity, on behalf of the Acquiring Fund, includes any right of action against current and former service providers of the Target Fund, such right to survive for the statute of limitation of any such claim. For the avoidance of all doubt, the Target Entity hereby assigns to the Acquiring Entity all rights, causes of action, and other claims against third parties relating to the Target Fund, whether known or unknown, contingent or non-contingent, inchoate or choate, or otherwise.

          (n) The Target Entity and the Acquiring Entity will coordinate with their respective administrators to provide a valuation check to determine whether the use of the Acquiring Fund's Valuation Procedures will result in material differences in the prices of the portfolio securities of the Target Fund as compared to the prices of the same portfolio securities determined using the Acquiring Trust's valuation procedures, such valuation check to be conducted no later than one month prior to the Closing Date and again within one week of the Closing Date on mutually agreeable dates. In the event that such valuation check reveals material pricing differences, the Target Entity and the Acquiring Entity will work together, in good faith, to eliminate or minimize such differences prior to the Closing.

          (o) The Acquiring Entity covenants that it will not make any material changes to the Acquiring Fund's Valuation Procedures prior to the Closing Date without providing the Target Entity with written notice of such changes at least ten days prior to the effective date of such changes.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

     6.1. The obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund's election, to the performance by the Acquiring Entity and the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:

          (a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

          (b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

          (c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date;

          (d) The Acquiring Entity has not made any material changes to the Acquiring Fund's Valuation Procedures between the date of this Agreement and the Closing Date, except as provided in Section 5.1(o) herein;

          (e) The Target Entity shall have received a favorable opinion of Morgan, Lewis & Bockius LLP, counsel to the Acquiring Entity, dated the Closing Date and in a form satisfactory to the Target Entity, to the following effect:

                              (i) The Acquiring Entity is duly organized,
validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of the Acquiring Entity;

                              (ii) This Agreement has been duly authorized,
executed and delivered on behalf of the Acquiring Entity and, assuming the due authorization, execution and delivery of this Agreement by all other parties, is the valid and binding obligation of the Acquiring Entity enforceable against the Acquiring Entity in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

                              (iii) The shares of the Acquiring Fund to be
issued for transfer to the Target Fund's shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and, assuming receipt by the Acquiring Fund of the consideration contemplated hereby, fully paid and nonassessable shares in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

                              (iv) The execution and delivery of this Agreement
did not, and the performance by the Acquiring Entity of its obligations hereunder will not, violate the Acquiring Entity's organizational documents;

                              (v) The Acquiring Entity is registered with the
Commission as an open-end management investment company under the 1940 Act, and, to such counsel's knowledge, its registration with the Commission is in full force and effect;

                              (vi) Except as disclosed in writing to the Target
Entity, such counsel knows of no material legal proceedings pending against the Acquiring Fund or the Acquiring Entity; and

                              (vii) To the knowledge of such counsel, no
consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Entity of the transactions contemplated by this Agreement except such as have been obtained; and

          (f) In connection with the opinion contemplated by Section 6.1(e) of this Agreement, it is understood that counsel may reasonably rely upon the representations made in this Agreement as well as certificates of officers of the Acquiring Entity.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     7.1. With respect to the Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund's election, to the performance by the Target Entity and the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

          (a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

          (b) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

          (c) The Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund's Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the

     FIN 48 Workpapers, and (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund;

          (d) The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;

          (e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date;

          (f) The Acquiring Entity shall have received a favorable opinion of Stradley Ronon Stevens & Young LLP, counsel to the Target Entity, dated the Closing Date and in a form satisfactory to the Acquiring Entity, to the following effect:

                              (i) The Target Entity is duly organized, validly
existing and in good standing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted and the Target Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of the Target Entity;

                              (ii) This Agreement has been duly authorized,
executed and delivered on behalf of the Target Entity and, assuming the N-14 Registration Statement complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by all other parties, is the valid and binding obligation of the Target Entity enforceable against the Target Entity in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

                              (iii) The Target Fund has the power to sell,
assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Target Fund will have duly transferred such assets to the Acquiring Fund;

                              (iv) The execution and delivery of this Agreement
did not, and the performance by the Target Entity of its obligations hereunder will not, violate the Target Entity's organizational documents;

                              (v) The Target Entity is registered with the
Commission as an open-end management investment company under the 1940 Act, and, to such counsel's knowledge, its registration with the Commission is in full force and effect;

                              (vi) Except as disclosed in writing to the
Acquiring Entity, such counsel knows of no material legal proceedings pending against the Target Entity; and

                              (vii) To the knowledge of such counsel, no
consent, approval,
authorization or order of any court or governmental authority is required for the consummation by the Target Entity of the transactions contemplated by this Agreement except such as have been obtained; and

          (g) In connection with the opinion contemplated by Section 7.1(f) of this Agreement, it is understood that counsel may reasonably rely upon the representations made in this Agreement as well as certificates of officers of the Target Entity.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

          With respect to the Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

          8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity's Governing Documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the condition set forth in this Section 8.1;

          8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity's or the Acquiring Entity's knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

          8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

          8.4. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or known to be contemplated under the 1933 Act;

          8.5. The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Morgan Lewis & Bockius LLP in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the condition set forth in this Section 8.5; and

          8.6. The Invesco/CIBC Transaction contemplated by the Transaction Agreement shall have been consummated.

9. FEES AND EXPENSES

          9.1. The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

          9.2. CIBC and IAI will bear or arrange for an entity under common ownership of CIBC or IAI to bear the expenses relating to the Reorganization, whether or not the Reorganization is consummated, allocated among CIBC and Invesco as set forth in the Transaction Agreement. The costs of the Reorganization shall include, but not be limited to, costs associated with organizing the Acquiring Fund, preparation, printing and distribution of the N-14 Registration Statement for the Reorganization (including the prospectus/proxy statement contained therein), legal fees, accounting fees, and expenses of soliciting Target Fund shareholders and holding shareholders' meetings (and adjournments thereof). For the avoidance of doubt, neither the Acquiring Fund nor the Target Fund will bear the expenses relating to the Reorganization.

10. COOPERATION AND EXCHANGE OF INFORMATION

          Prior to the Closing and for a reasonable time thereafter, the Target Entity and the Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that the Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

          If applicable, the Acquiring Fund shall receive certificates following the Closing, promptly upon reasonable request, from the principal executive officer and principal financial officer, or persons performing similar functions, of the Target Entity to the effect that such principal executive officer and principal financial officer, or persons performing similar functions, of the Target Entity have concluded that, based on their evaluation of the effectiveness of the Target Entity's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), to the best of their knowledge, the design and operation of such procedures were effective to provide reasonable assurance that information provided by the Target Entity to the Acquiring Entity with respect to the Target Fund's operations prior to the Closing that is required to be disclosed by the Acquiring Entity on Forms N-CSR and N-Q.

11. INDEMNIFICATION

         11.1. The Acquiring Entity, out of the assets of the Acquiring Fund, and SRIC agree, severally and not jointly, to indemnify and hold harmless the Target Entity and each of the Target Entity's officers and trustees and the Target Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Target Entity or any of its directors/trustees or officers or the Target Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing.

          11.2. IAI agrees to indemnify and hold harmless the Acquiring Entity and each of its officers and trustees and the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Entity or any of its trustees or officers or the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing.

12. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

          12.1. Except as described in Section 9.2, each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

          12.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

13. TERMINATION

                    This Agreement may be terminated and the transactions contemplated hereby may be abandoned by (i) mutual agreement of the Acquiring Entity and the Target Entity; or (ii) by either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before March 31, 2014, unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; (iii) by either the Acquiring Entity or the Target Entity if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith; (iv) by the Acquiring Entity if any condition precedent to its obligations set forth herein has not been fulfilled or waived by the Acquiring Entity; or (v) by the Target Entity if any condition precedent to its obligations set forth herein has not been fulfilled or waived by the Target Entity. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for (i) any such material breach or intentional misrepresentation or (ii) the parties' respective obligations under Section 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

14. AMENDMENTS

          This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

15. HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION
    OF LIABILITY; PUBLICITY; SEVERABILITY; EFFECT OF ELECTRONIC
    DOCUMENTS

         15.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         15.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

          15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

          15.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.

          15.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of (a) the applicable Target Fund or the Acquiring Fund as provided in their respective Governing Documents and (b) the other parties. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

          15.6. A copy of the Declaration of Trust of the Acquiring Entity is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of the Acquiring Entity shall have any personal liability under this Agreement, and that insofar as it relates to any Acquiring Fund, this Agreement is binding only upon the assets and properties of such Acquiring Fund.

          15.7. Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, as determined by the disclosing party on the advice of counsel, in which case the party issuing such statement or communication shall advise the other party prior to such issuance.

          15.8. Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

          15.9. A facsimile or electronic (E.G., PDF) signature of an authorized officer of a party hereto on this Agreement and/or any transfer or closing document shall have the same effect as if executed in the original by such officer.

16. CONFIDENTIALITY

          Each party will hold, and will cause its board members, officers, employees, representatives, agents and affiliated persons to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the disclosing party, all confidential information obtained from the disclosing party in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement;
(ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

          In the event of a termination of this Agreement, each party agrees that it, along with its board members, employees, representative agents and affiliated persons, shall, and shall cause their affiliates to, except with the prior written consent of the other party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the disclosing party and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

17. NOTICES

          Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

               FOR SRIC:

               Atlantic Trust Private Wealth Management
               Two Peachtree Pointe, Suite 1100
               1555 Peachtree Street, NE
               Atlanta, Georgia 30309
               Fax: 404 962 8197
               Attn: Wayne DeWitt, Managing Director and General Counsel

               FOR CIBC:

               CIBC
               425 Lexington Ave, 3rd floor
               New York, NY 10017-3903
               Attn: Achilles Perry, Vice-President, General Counsel (US)

               FOR ACQUIRING ENTITY:

               The Advisors' Inner Circle Fund
               One Freedom Valley Drive
               Oaks, Pennsylvania, 19456
               Attn: Legal Department

               FOR IAI:

               1555 Peachtree Street, N.E.,
               Atlanta, Georgia 30309
               Fax: 404-724-4282
               Attn: General Counsel

               FOR TARGET ENTITY:

               11 Greenway Plaza, Suite 1000
               Houston, TX 77046
               Fax: 713-993-9185
               Attn: General Counsel

               WITH A COPY TO:

               E. Carolan Berkley
               Stradley Ronon Stevens & Young, LLP
               2600 One Commerce Square
               Philadelphia, PA 19103-7098
               Fax: (215) 564-8120



                            [SIGNATURE PAGE FOLLOWS]

                    IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

INVESCO ADVISERS, INC., solely for the purposes           AIM EQUITY FUNDS (INVESCO EQUITY FUNDS),
of Sections 9.2 and 11.2                                  ON BEHALF OF INVESCO DISCIPLINED EQUITY FUND
By:
Name:
Title:                                                    By:
                                                          Name:
                                                          Title:


STEIN ROE INVESTMENT COUNSEL, INC., solely                THE ADVISORS' INNER CIRCLE FUNDS, ON BEHALF
for the purposes of Section 11.1                          OF AT DISCIPLINED EQUITY FUND
By:
Name:
Title:                                                    By:
                                                          Name:
                                                          Title:

CIBC, solely for purposes of Section 9.2
By:
Name:
Title:

                                  SCHEDULE 8.6

                                  TAX OPINIONS

          (i) The acquisition by the Acquiring Fund of all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Target Fund and the Acquiring Fund each will be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

          (ii) No gain or loss will be recognized by the Target Fund upon the transfer of all of its assets to, and assumption of all of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to
Section 361(a) and Section 357(a) of the Code.

          (iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Target Fund in exchange solely for the assumption of all of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

          (iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

          (v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

          (vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

          (vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code.

          (viii) The aggregate tax basis of the Acquiring Fund shares received by a shareholder of the Target Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

          (ix) The holding period of the Acquiring Fund shares received by a shareholder of the Target Fund (including fractional shares to which they may be entitled) will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held the Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

          (x) The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code.

          The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

                                   EXHIBIT E



                    AIM EQUITY FUNDS (INVESCO EQUITY FUNDS)

                 FORM OF INTERIM INVESTMENT ADVISORY AGREEMENT

          THIS AGREEMENT is made this [ ] day of [ ], 2013, by and between AIM Equity Funds (Invesco Equity Funds), a Delaware business trust (the "Trust") with respect to Invesco Disciplined Equity Fund (the "Fund") and Invesco Advisers, Inc., a Delaware corporation (the "Advisor").

                                    RECITALS

          WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company;

          WHEREAS, the Advisor is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), as an investment advisor and engages in the business of acting as an investment advisor;

          WHEREAS, the Trust's Agreement and Declaration of Trust (the "Declaration of Trust") authorizes the Board of Trustees of the Trust (the "Board of Trustees") to create separate series of shares of beneficial interest of the Trust; and

          WHEREAS, the Trust and the Advisor desire to enter into an agreement to provide for investment advisory services to the Fund upon the terms and conditions hereinafter set forth;

          NOW THEREFORE, in consideration of the mutual covenants herein contained and other good and valuable consideration, the receipt of which is hereby acknowledged, the parties agree as follows:

          1. ADVISORY SERVICES. The Advisor shall act as investment advisor for the Fund and shall, in such capacity, supervise all aspects of the Fund's operations, including the investment and reinvestment of cash, securities or other properties comprising the Fund's assets, subject at all times to the policies and control of the Board of Trustees. The Advisor shall give the Trust and the Fund the benefit of its best judgment, efforts and facilities in rendering its services as investment advisor.

          2. INVESTMENT ANALYSIS AND IMPLEMENTATION. In carrying out its obligations under Section 1 hereof, the Advisor shall:

               (a) supervise all aspects of the operations of the Fund;

               (b) obtain and evaluate pertinent information about significant developments and economic, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or the Fund, and whether concerning the individual issuers whose securities are included in the assets of the Fund or the activities in which such issuers engage, or with respect to securities which the Advisor considers desirable for inclusion in the Fund's assets;

               (c) determine which issuers and securities shall be represented in the Fund's investment portfolios and regularly report thereon to the Board of Trustees;

               (d) formulate and implement continuing programs for the purchases and sales of the securities of such issuers and regularly report thereon to the Board of Trustees; and

               (e) take, on behalf of the Trust and the Fund, all actions which appear to the Trust and the Fund necessary to carry into effect such purchase and sale programs and supervisory functions as aforesaid, including but not limited to the placing of orders for the purchase and sale of securities for the Fund.

          3. SECURITIES LENDING DUTIES AND FEES. The Advisor agrees to provide the following services in connection with the securities lending activities of the Fund: (a) oversee participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assist the securities lending agent or principal (the "Agent") in determining which specific securities are available for loan; (c) monitor the Agent to ensure that securities loans are effected in accordance with the Advisor's instructions and with procedures adopted by the Board of Trustees; (d) prepare appropriate periodic reports for, and seek appropriate approvals from, the Board of Trustees with respect to securities lending activities; (e) respond to Agent inquiries; and (f) perform such other duties as necessary.

          As compensation for such services provided by the Advisor in connection with securities lending activities of the Fund, a lending fund shall pay the Advisor a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities.

          4. DELEGATION OF RESPONSIBILITIES. The Advisor is authorized to delegate any or all of its rights, duties and obligations under this Agreement to one or more sub-advisors, and may enter into agreements with sub-advisors, and may replace any such sub-advisors from time to time in its discretion, in accordance with the 1940 Act, the Advisers Act, and rules and regulations thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the Securities and Exchange Commission ("SEC"), and if applicable, exemptive orders or similar relief granted by the SEC and upon receipt of approval of such sub-advisors by the Board of Trustees and by shareholders (unless any such approval is not required by such statutes, rules, regulations, interpretations, orders or similar relief).

          5. INDEPENDENT CONTRACTORS. The Advisor and any sub-advisors shall for all purposes herein be deemed to be independent contractors and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed to be an agent of the Trust.

          6. CONTROL BY BOARD OF TRUSTEES. Any investment program undertaken by the Advisor pursuant to this Agreement, as well as any other activities undertaken by the Advisor on behalf of the Fund, shall at all times be subject to any directives of the Board of Trustees.

          7. COMPLIANCE WITH APPLICABLE REQUIREMENTS. In carrying out its obligations under this Agreement, the Advisor shall at all times conform to:

               (a) all applicable provisions of the 1940 Act and the Advisers Act and any rules and regulations adopted thereunder;

               (b) the provisions of the registration statement of the Trust, as the same may be amended from time to time under the Securities Act of 1933 and the 1940 Act;

               (c) the provisions of the Declaration of Trust, as the same may be amended from time to time;

               (d) the provisions of the by-laws of the Trust, as the same may be amended from time to time; and

               (e) any other applicable provisions of state, federal or foreign law.

          8. BROKER-DEALER RELATIONSHIPS. The Advisor is responsible for decisions to buy and sell securities for the Fund, broker-dealer selection, and negotiation of brokerage commission rates.

               (a) The Advisor's primary consideration in effecting a security transaction will be to obtain the best execution.

               (b) In selecting a broker-dealer to execute each particular transaction, the Advisor will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and the difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the fund execution services offered.

               (c) Subject to such policies as the Board of Trustees may from time to time determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides brokerage and research services to the Advisor an amount of commission for effecting a fund investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor's overall responsibilities with respect to a particular Fund, other Fund of the Trust, and to other clients of the Advisor as to which the Advisor exercises investment discretion. The Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers and dealers who also provide research or statistical material, or other services to the Fund, to the Advisor, or to any sub-advisor. Such allocation shall be in such amounts and proportions as the Advisor shall determine and the Advisor will report on said allocations regularly to the Board of Trustees indicating the brokers to whom such allocations have been made and the basis therefor.

               (d) With respect to one or more Fund, to the extent the Advisor does not delegate trading responsibility to one or more sub-advisors, in making decisions regarding broker-dealer relationships, the Advisor may take into consideration the recommendations of any sub-advisor appointed to provide investment research or advisory services in connection with the Fund, and may take into consideration any research services provided to such sub-advisor by broker-dealers.

               (e) Subject to the other provisions of this Section 8, the 1940 Act, the Securities Exchange Act of 1934, and rules and regulations thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC, any exemptive orders issued by the SEC, and any other applicable provisions of law, the Advisor may select brokers or dealers with which it or the Fund are affiliated.

          9. COMPENSATION. The compensation that the Fund shall pay the Advisor is set forth in Appendix B attached hereto. Payments under this Agreement shall be held in an interest-bearing escrow account held with the Fund's custodian or with a bank. If this Agreement is terminated prior to the end of any calendar month, the management fee for the Fund shall be prorated.

            Pursuant to Rule 15a-4 under the 1940 Act, if the holders of a majority of the Fund's outstanding voting securities approves an investment advisory agreement with the Fund or a reorganization of the Fund into another fund with a shareholder approved investment advisory agreement within 150 days of the date of this Agreement, the full amount in the escrow account (including interest earned) specified in this Paragraph 9 will be paid to the Adviser. If the holders of a majority of the Fund's outstanding voting securities do not approve an investment advisory agreement with the Fund or a reorganization of the Fund into another fund with a shareholder approved investment advisory agreement within 150 days of the date of this Agreement, the Adviser will be paid out of the escrow account specified in this Paragraph 9, the lesser of (a) any costs incurred in performing under this Agreement; or (b) the full amount in the escrow account (including interest earned).

          10. EXPENSES OF THE FUND. All of the ordinary business expenses incurred in the operations of the Fund and the offering of their shares shall be borne by the Fund unless specifically provided otherwise in this Agreement. These expenses borne by the Fund include but are not limited to brokerage commissions, taxes, legal, accounting, auditing, or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Fund in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to the Fund's shareholders.

          11. SERVICES TO OTHER COMPANIES OR ACCOUNTS. The Trust understands that the Advisor now acts, will continue to act and may act in the future as investment manager or advisor to fiduciary and other managed accounts, and as investment manager or advisor to other investment companies, including any offshore entities, or accounts, and the Trust has no objection to the Advisor so acting, provided that whenever the Trust and one or more other investment companies or accounts managed or advised by the Advisor have available funds for investment, investments suitable and appropriate for each will be allocated in accordance with a formula believed to be equitable to each company and account. The Trust recognizes that in some cases this procedure may adversely affect the size of the positions obtainable and the prices realized for the Fund.

          12. NON-EXCLUSIVITY. The Trust understands that the persons employed by the Advisor to assist in the performance of the Advisor's duties under this Agreement will not devote their full time to such service and nothing contained in this Agreement shall be deemed to limit or restrict the right of the Advisor or any affiliate of the Advisor to engage in and devote time and attention to other businesses or to render services of whatever kind or nature. The Trust further understands and agrees that officers or directors of the Advisor may serve as officers or trustees of the Trust, and that officers or trustees of the Trust may serve as officers or directors of the Advisor to the extent permitted by law; and that the officers and directors of the Advisor are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors or trustees of any other firm or trust, including other investment advisory companies.

          13. EFFECTIVE DATE, TERM AND APPROVAL. This Agreement shall be effective for a period of 150 days commencing on the Effective Date for the Fund, as set forth in Appendix A attached hereto, or such lesser period of time if the holders of a majority of the Fund outstanding voting securities approves an investment advisory agreement with the Fund or a reorganization of the Fund into another fund with a shareholder approved investment advisory agreement.

          14. TERMINATION. This Agreement may be terminated as to the Trust or as to any one or more of the Fund at any time, without the payment of any penalty, by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund, or by the Advisor, on sixty (60) days' written notice to the other party. The notice provided for herein may be waived by the party entitled to receipt thereof. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for purposes of this paragraph having the meaning defined in
Section 2(a)(4) of the 1940 Act.

          15. AMENDMENT. No amendment of this Agreement shall be effective unless it is in writing and signed by the party against which enforcement of the amendment is sought.

          16. LIABILITY OF ADVISOR AND FUND. In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of the Advisor or any of its officers, directors or employees, the Advisor shall not be subject to liability to the Trust or to the Fund or to any shareholder of the Fund for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of the Advisor to one Fund shall not automatically impart liability on the part of the Advisor to any other Fund. No Fund shall be liable for the obligations of any other Fund.

          17. LIABILITY OF SHAREHOLDERS. Notice is hereby given that, as provided by applicable law, the obligations of or arising out of this Agreement are not binding upon any of the shareholders of the Trust individually but are binding only upon the assets and property of the Trust and that the shareholders shall be entitled, to the fullest extent permitted by applicable law, to the same limitation on personal liability as shareholders of private corporations for profit.

          18. NOTICES. Any notices under this Agreement shall be in writing, addressed and delivered, telecopied or mailed postage paid, to the other party entitled to receipt thereof at such address as such party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust and that of the Advisor shall be 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

          19. QUESTIONS OF INTERPRETATION. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act or the Advisers Act shall be resolved by reference to such term or provision of the 1940 Act or the Advisers Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the SEC issued pursuant to said Acts. In addition, where the effect of a requirement of the 1940 Act or the Advisers Act reflected in any provision of the Agreement is revised by rule, regulation or order of the SEC, such provision shall be deemed to incorporate the effect of such rule, regulation or order. Subject to the foregoing, this Agreement shall be governed by and construed in accordance with the laws (without reference to conflicts of law provisions) of the State of Texas.

          20. LICENSE AGREEMENT. The Trust shall have the non-exclusive right to use the name "AIM" to designate any current or future series of shares only so long as A I M Advisors, Inc. serves as investment manager or advisor to the Trust with respect to such series of shares.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in duplicate by their respective officers on the day and year first written above.


                              AIM EQUITY FUNDS (INVESCO EQUITY FUNDS)
                              (a Delaware business trust)


Attest:

                              By:__________________________________
ASSISTANT SECRETARY           PRESIDENT


(SEAL)

Attest:                       INVESCO ADVISERS, INC.

                              By:__________________________________

ASSISTANT SECRETARY           PRESIDENT
(SEAL)

                                   APPENDIX A
                            FUND AND EFFECTIVE DATE

NAME OF FUND                                EFFECTIVE DATE OF ADVISORY AGREEMENT

Invesco Disciplined Equity Fund                    [__________, 2013]

                                   APPENDIX B
                          COMPENSATION TO THE ADVISOR

          The Trust shall pay the Advisor, out of the assets of a Fund, as full compensation for all services rendered, an advisory fee for such Fund set forth below. Such fee shall be calculated by applying the following annual rates to the average daily net assets of such Fund for the calendar year computed in the manner used for the determination of the net asset value of shares of such Fund.

                   INVESCO DISCIPLINED EQUITY FUND

NET ASSETS                                                           ANNUAL RATE
First $250 million ..................................................  0.695%
Next $250 million ...................................................  0.67%
Next $500 million ...................................................  0.645%
Next $1.5 billion ...................................................  0.62%
Next $2.5 billion ...................................................  0.595%
Next $2.5 billion ...................................................  0.57%
Next $2.5 billion ...................................................  0.545%
Over $10 billion ....................................................  0.52%

                                   EXHIBIT F


                FORM OF INTERIM INVESTMENT SUBADVISORY AGREEMENT

          AGREEMENT made this ___ day of _____, 2013, by and between [CIBC-Stein Roe] a ________corporation (the "Subadviser"), and Invesco Advisers, Inc., a Delaware corporation (the "Adviser").

      WHEREAS, the Adviser serves as investment manager of AIM Equity Funds (Invesco Equity Funds) (the "Trust"), a Delaware statutory trust which is registered as an open-end management investment company pursuant to an effective registration statement (the "Registration Statement") under the Investment Company Act of 1940, as amended (the "1940 Act") and the Securities Act of 1933, as amended (the "1933 Act"), pursuant to a management agreement dated June 21, 2000, as amended from time to time (the "Management Agreement"); and

          WHEREAS, the Trust is comprised of several separate investment series, one of which is the Invesco Disciplined Equity Fund (the "Fund"); and

          WHEREAS, the Adviser desires to avail itself of the services, information, advice, assistance and facilities of an investment adviser to assist the Adviser in performing investment advisory services for the Fund's assets, and the Subadviser is willing to render such services; and

          WHEREAS, the Adviser and the Subadviser are registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), and are engaged in the business of rendering investment advisory services to institutional and other clients.

          NOW, THEREFORE, in consideration of the terms and conditions hereinafter set forth, it is agreed as follows:

          1. EMPLOYMENT OF THE SUBADVISER. The Adviser hereby employs the Subadviser, to manage the investment and reinvestment of the assets of the Fund, subject to the supervision of the Adviser and the control and direction of the Trust's Board of Trustees (the "Board"), for the period and on the terms hereinafter set forth. The Subadviser hereby accepts such employment and agrees during such period to render the services and to assume the obligations herein set forth for the compensation herein provided. The Subadviser shall for all purposes herein be deemed to be an independent contractor and shall, except as expressly provided or authorized (whether herein or otherwise), have no authority to act for or represent the Adviser, the Trust or the Fund in any way. The Subadviser may execute any and all account documentation, agreements, contracts and other documents requested by brokers, dealers, counterparties and other persons in connection with its management of the assets of the Fund, except that with respect to futures account agreements, ISDA Master Agreements and other documents related thereto, the Subadviser must obtain the express agreement and consent of the Adviser and/or the Board to execute such documents, which consent shall not be unreasonably withheld. In such respect, and only for this limited purpose, the Subadviser shall act as the Adviser's and the Fund's agent and attorney-in-fact.

          Copies of the Fund's Registration Statement, the Trust's Declaration of Trust, and Bylaws (together , the "Charter Documents"), any investment guidelines from the Adviser or the Fund ("Investment Guidelines"), and any and all Fund compliance and other policies and procedures relevant to the services to be provided by the Subadviser pursuant to this Agreement ("Fund Policies" and collectively with the Registration Statement, Charter Documents, and Investment Guidelines, "Fund Documents") all as currently in effect, have been delivered to the Subadviser. The Adviser agrees, on an ongoing basis, to promptly provide the Subadviser with copies of any and all amendments thereto. The Adviser further agrees to provide the Subadviser with copies of any and all proposed amendments to Fund Documents that would affect the Subadviser's management of the Fund's assets as contemplated hereby, including but not limited to any change in the fundamental and non-fundamental investment policies and restrictions of the Fund and any changes to Investment Guidelines. The Adviser agrees to use its best efforts to provide the Subadviser with 30 days' prior notice of any material amendments to Fund Policies.

          The Adviser shall timely furnish the Subadviser with such additional information as may be reasonably requested by the Subadviser to perform its responsibilities pursuant to this Agreement. The Adviser shall reasonably cooperate with the Subadviser in setting up and maintaining brokerage accounts, futures accounts, and other accounts the Subadviser deems advisable to allow for the purchase or sale of various forms of securities and other financial instruments that are permitted in the Registration Statement, as pursuant to this Agreement.

          2. OBLIGATIONS OF AND SERVICES TO BE PROVIDED BY THE SUBADVISER. The Subadviser undertakes to provide the following services and to assume the following obligations:

                    The Subadviser shall manage the investment and reinvestment of all assets of the Fund, all without prior consultation with the Adviser, subject to and in accordance with

            a. the investment objective, policies and restrictions of the
               Fund set forth in the Fund's Registration Statement and the Charter Documents, as such Registration Statement and Charter Documents may be amended from time to time; the requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"); other Fund Documents as may be amended from time to time; and all applicable provisions of law, including without limitation all applicable provisions of the 1940 Act the rules and regulations thereunder and the interpretive guidance and opinions thereof of the staff of the Securities and Exchange Commission ("SEC") ("SEC Positions"), all as from time to time in effect. The Subadviser shall make all determinations with respect to the purchase and sale of Fund securities and other financial instruments and shall take such action necessary to implement the same. The Subadviser shall render such reports and other information to the Adviser and the Board as they may reasonably request from time to time concerning the investment activities of the Fund, including without limitation all reports and other information as reasonably may be requested by the Board of the Fund pursuant to Section 15(c) of the 1940 Act, and agrees to review the Fund and discuss the management of the Fund with representatives or agents of the Board and the Adviser at their reasonable request. The Subadviser shall, in good faith and in accordance with the Subadviser's proxy voting policy and in a manner which it reasonably believes best serves the interests of the Fund's shareholders, timely direct the Fund's custodian as to how to vote such proxies as may be necessary or advisable in connection with any matters submitted to a vote of shareholders of securities held by the Fund. The Subadviser shall maintain and shall forward to the Fund or its designated agent such proxy voting information as is necessary for the Fund to timely file proxy voting results in accordance with Rule 30b1-4 of the 1940 Act. The Adviser agrees to use its best efforts to provide the Subadviser with 30 days' prior notice of any material amendments to the Registration Statement, Charter Documents or other Fund Documents.

            b. Absent instructions from the Adviser to the contrary and to the extent provided in the Fund's Registration Statement, as such Registration Statement may be amended from time to time, the Subadviser shall, in the name of the Fund, place orders for the execution of Fund transactions with or through such brokers, dealers or other financial institutions as it may select, including "affiliated persons" of the Subadviser (as that term is defined in the 1940 Act), provided such orders comply with Rule 17e-1 (or any successor or other relevant regulations) under the 1940 Act and the Subadviser provides such reports to the Adviser and the Board as are required by Rule 17e-1 (or any successor or other relevant regulations).

     To the extent consistent with applicable law and then current SEC Positions, purchase or sell orders for the Fund may be aggregated with contemporaneous or same day purchase or sell orders of other clients of the Subadviser ("Aggregated Trades"). In the selection of brokers or dealers or other execution agents and the placing of orders for the purchase and sale of investments for the Fund, the Subadviser shall seek to obtain for the Fund the most favorable price and execution under the circumstances. In doing so, the Subadviser, bearing in mind the Fund's best interests at all times, shall consider all factors it deems relevant, including by way of illustration, breadth of the market in the security; price; the size of the transaction; the nature of the market for the security; the amount of the commission; the timing of the transaction taking into account market prices and trends; the reputation, experience, execution capability, and financial stability of the broker or dealer involved; and the quality of service rendered by the broker or dealer in other transactions. Subject to such policies as the Board and Adviser may determine and applicable law, including any relevant SEC Positions, the Subadviser may cause the Fund to pay a broker or dealer that provides brokerage and research services to the Subadviser an amount of commission for effecting a Fund investment transaction in excess of the amount of commission another broker- or dealer would have charged for effecting that transaction, if the Subadviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Subadviser's overall responsibilities with respect to the Fund and to other clients of the Subadviser as to which the Subadviser exercises investment discretion.

            c. Subject to seeking the most favorable price and execution, the
               Board or the Adviser may cause the Subadviser to effect transactions in Fund securities and other financial instruments through broker-dealers in a manner that will help generate resources to pay the cost of certain expenses which the Fund is required to pay or for which the Fund is required to arrange payment. To the extent the Subadviser is directed to use only the specified brokers for the Fund, the Fund and the Adviser acknowledge that the Fund may pay higher commissions or other transaction costs or greater spreads, or receive less favorable net prices, on transactions for the Fund than would otherwise be the case if the Subadviser used other or multiple brokers, and might not participate in Aggregated Trades.


     In connection with the placement of orders for the execution of portfolio transactions of the Fund, the Subadviser shall create and maintain all records pertaining to the purchase and sale of securities and other financial instruments by the Subadviser on behalf of the Fund as required by and in accordance with all applicable laws, rules and regulations, including but not limited to records required by Section 31(a) of the 1940 Act. All records shall be the property of the Fund and shall be available for inspection and use by the SEC, the Fund, the Adviser or any person retained by the Fund at all reasonable times. The Subadviser will furnish copies of such records to the Adviser or the Fund within a reasonable time after receipt of a reasonable request from either the Adviser or the Fund. Where applicable, such records shall be maintained by the Subadviser for the periods and in the places required by Rule 31a-2 under the 1940 Act.

            d. The Subadviser represents and warrants that, in accordance with Rule 206(4)-7 under the Advisers Act, the Subadviser has adopted and implemented written policies and procedures reasonably designed to prevent violation of the Advisers Act and any rules thereunder by the Subadviser and its supervised persons. Further, the Subadviser reviews and shall continue to review, at least annually, its written policies and procedures and the effectiveness of their implementation and shall designate an individual (who is a supervised person) who is responsible for administering such policies and procedures.


            e. The Subadviser represents and warrants that it has adopted a code of ethics meeting the requirements of Rule 17j-1 under the 1940 Act and the requirements of Rule 204A-1 under the 1940 Act and has provided the Adviser and the Board a copy of such code of ethics, together with evidence of its adoption, and will promptly provide copies of any changes thereto, together with evidence of their adoption. Upon request of the Adviser or the Board, but in any event no less frequently than annually, the Subadviser will supply the Adviser a written report that (A) describes any issues arising under the code of ethics or procedures since the Subadviser's last report, including but not limited to material violations of the code of ethics or procedures and sanctions imposed in response to the material violations; and (B) certifies that the procedures contained in the Subadviser's code of ethics are reasonably designed to prevent "access persons" from violating the code of ethics.

            f. The Subadviser shall:

                 i. Comply with the Fund's written compliance policies and
                    procedures pursuant to Rule 38a-1 under the 1940 Act;

                ii. Promptly provide to the Adviser copies of its annual
                    compliance review report (or a summary of the process and findings);

               iii. Notify the Adviser promptly of any contact from the SEC or other regulators or a Self-Regulatory Organization ("SRO") (such as an examination, inquiry, investigation, institution of a proceeding, etc.) relating directly or indirectly to the Subadviser's asset management business as it pertains to the Fund;

                iv. Notify the Adviser promptly of any material compliance matters (as defined in Rule 38a-1 under the 1940 Act) relating directly or indirectly to the Fund, the Trust, the Adviser or the Subadviser of which it is aware and actions taken in response to issues or items raised by the SEC, an SRO or other regulators;

                 v. Cooperate fully with counsel and auditors for, and the
                    Chief Compliance Officers of, the Adviser and the Trust, including without limitation, providing on a timely basis such certifications or sub- certifications as the Adviser may reasonably request in order to support and facilitate certifications required to be provided by the Trust's Principal Executive Officer and Principal Accounting Officer.

            g. The Subadviser shall bear its expenses of providing services pursuant to this Agreement, but shall not be obligated to pay any expenses of the Adviser, the Trust, or the Fund, including without limitation: (a) expenses incurred in the Fund's operation; (b) investment advisory fees payable to the Adviser;
               (c) administration, distribution, transfer agency, fund accounting, audit, legal, or directors' fees and expenses; (d) interest and taxes; (e) fees for necessary professional and brokerage services, including brokerage commissions and other costs in connection with the purchase or sale of securities or other financial instruments for the Fund; (f) pricing service fees; and (h) custodian fees and expenses. All expenses not specifically assumed by the Subadviser hereunder or by the Adviser under the Management Agreement are borne by the applicable Fund or the Trust.

            h. The Subadviser shall be responsible for the preparation and filing of Schedules 13D and 13G and Forms 13F (as well as other filings triggered by ownership in securities and other investments under other applicable laws, rules and regulations) on behalf of the Fund. The Adviser shall provide reasonable assistance to the Subadviser in connection with these filings.

            i. The Subadviser shall provide reasonable assistance in
               determining the fair value of all securities and other investments/assets in the Fund, as may be reasonable requested by the Adviser from time to time, and use reasonable efforts to arrange for the provision of valuation information or a price(s) from a party(ies) independent of the Subadviser (to the extent available) for each security or other investment/asset in the Fund for which market prices are not readily available or not reliable including, without limitation, making knowledgeable individuals available the hours after the close of a relevant securities market and prior to the daily determination of the Fund's net asset value on any given business day.

            j. The Subadviser will notify the Fund and the Adviser of (i) any assignment of this Agreement or change of control of the Subadviser, as applicable, and (ii) any changes in the key personnel who are the Fund manager(s) of the Fund and are named in the Registration Statement, in each case prior to or promptly after, such change. The Subadviser agrees to bear all reasonable expenses of the Fund, if any, arising out of any assignment by, or change in control of the Subadviser and any changes in the key personnel who are either the Fund manager(s) of the Fund or senior management of the Subadviser. In the case of an assignment of this Agreement or a change in control, such expenses are agreed to include reimbursement of reasonable costs associated with preparing, printing and mailing proxy statements or information statements to existing shareholders of the Fund.

            k. In accordance with Rule 17a-10 under the 1940 Act and any other applicable law, the Subadviser shall not consult with any other subadviser to the Fund or to any other investment company or investment company series for which the Adviser serves as investment adviser concerning transactions of the Fund in securities or other assets, other than for purposes of complying with conditions of paragraphs (a) and (b) of Rule 12d3-1 under the 1940 Act.

            l. In the performance of its duties, the Subadviser will satisfy its fiduciary duties to the Fund (as set forth below), and will monitor the Fund's investments and will comply with the provisions of the Charter

               Documents, and the stated investment objectives, policies and restrictions of the Fund, which may be amended from time to time, and applicable regulatory requirements. Subadviser and Adviser will each make its officers and employees available to the other from time to time at reasonable times to review investment policies of the Fund and to consult with each other regarding the investment affairs of the Fund.

          3. COMPENSATION OF THE SUBADVISER. In consideration of services rendered pursuant to this Agreement, the Adviser will pay to the Subadviser's interest-bearing escrow account at [State Street Bank and Trust Company, Account No.] the a fee at the annual rate set forth in Schedule A hereto. Such compensation shall be payable monthly in arrears or at such other intervals, not less frequently than quarterly, as the Adviser is paid by the Fund pursuant to the Management Agreement. If the Subadviser shall serve for less than the whole of any month, the foregoing compensation shall be prorated. For the purpose of determining fees payable to the Subadviser, the value of the Fund's net assets allocated to the Subadviser by the Adviser shall be computed at the times and in the manner specified in the Fund's Registration Statement.

           Pursuant to Rule 15a-4 under the 1940 Act, if the holders of a majority of the Fund's outstanding voting securities approves an investment sub-advisory agreement with the Fund or a reorganization of the Fund into another fund with a shareholder approved investment advisory and/or investment sub-adviser agreement within 150 days of the date of this Agreement, the full amount in the escrow account (including interest earned) specified in this Paragraph 3 will be paid to the Subadviser. If the holders of a majority of the Fund's outstanding voting securities do not approve an investment sub-advisory agreement with the Fund or a reorganization of the Fund into another fund with a shareholder approved investment advisory and/or investment sub-adviser agreement within 150 days of the date of this Agreement, the Subadviser will be paid out of the escrow account specified in this Paragraph 3, the lesser of (a) any costs incurred in performing under this Agreement; or (b) the full amount in the escrow account (including interest earned).

          4. SERVICES NOT EXCLUSIVE. The services of the Subadviser hereunder are not to be deemed exclusive, and the Subadviser shall be free to render similar services to others and to engage in other activities. The Subadviser performs investment advisory services on a fully discretionary basis for various clients, including clients whose investment objectives and policies may be generally similar to those of the Fund. The Adviser and the Fund agree that the nature and timing of the strategies employed and actions taken by the Subadviser for any of its other clients, or for its own account, may be the same as or differ from those employed and taken by the Subadviser for the Fund, provided that the Subadviser continues to meet its fiduciary obligations to the Fund and provided that it continues to be the Subadviser's policy and practice not to favor or disfavor any client or class of clients in the allocation of investment opportunities that the Adviser believes would be suitable for such client or class of clients, so that, to the extent practical, such opportunities will be allocated among clients over time on a fair and equitable basis.

          In addition, the Adviser and the Fund understand that the persons employed by the Subadviser to provide services in connection with the performance of the Subadviser's duties under this Agreement may not devote their full time to that service. Moreover, nothing in this Agreement will be deemed to limit or restrict the right of the Subadviser or any "affiliated person" of the Subadviser (as that term is defined under the 1940 Act) to engage in and devote time and attention to other businesses or to render services of whatever kind or nature to other persons or entities, including serving as investment adviser to, or employee, officer, director or trustee of, other investment companies.

          5. USE OF NAMES. Except as may be required by applicable law, the Subadviser shall not use the name "Invesco" and any of the other names of the Adviser, the Trust or the Fund, or their affiliated companies and any derivative or logo or trade or service mark thereof, or disclose information related to the business of the Adviser, the Trust or the Fund or any of their affiliates in any prospectus, sales literature or other material relating to the Fund in any manner not approved prior thereto by the Adviser which approval shall not be unreasonably withheld.

          6. LIABILITY AND INDEMNIFICATION.

            a. Except as may otherwise be provided by the 1940 Act or any other applicable law, the Subadviser shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser, the Trust or the Fund as a result of any error or error of judgment by the Subadviser with respect to the Fund, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Subadviser for, and the Subadviser shall indemnify and hold harmless the Fund, the Trust, the Adviser, all affiliated persons of the Adviser (within the meaning of Section 2(a)(3) of the 1940 Act ) and all controlling persons of the Adviser (as described in
               Section 15 of the 1933 Act) (collectively, "Adviser Indemnitees") against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnitees may become subject under the 1933 Act, the 1940 Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on
               (i) any willful misconduct, bad faith, reckless disregard or negligence of the Subadviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Registration Statement, proxy materials, information statements, reports, advertisements, sales literature, or other materials pertaining to the Fund or the omission to state therein a material fact known to the Subadviser which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Adviser, the Trust or the Fund by the Subadviser Indemnitees (as defined below) for use therein.

            b. Except as may otherwise be provided by the 1940 Act or any other applicable law, the Adviser, the Trust, and the Fund shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Subadviser as a result of any error of judgment or mistake of law by the Adviser with respect to the Fund, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser for, and the Adviser shall indemnify and hold harmless the Subadviser, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the 1940 Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, "Subadviser Indemnitees") against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Subadviser Indemnitees may become subject under the 1933 Act, the 1940 Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or negligence of the Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Registration Statement, proxy materials, information statements, reports, advertisements, sales literature, or other materials pertaining to the Fund or the omission to state therein a material fact known to the Adviser which was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Adviser or the Fund by an Subadviser Indemnitee for use therein.

          7. LIMITATION OF LIABILITY. The Subadviser acknowledges that it has received notice of and accepts the limitations upon the Fund's liability set forth in the Fund's Charter Documents. The Subadviser agrees that any of the Fund's obligations shall be limited to the assets of the Fund and that the Subadviser shall not seek satisfaction of any such obligation from the shareholders of the Fund nor from any Director, officer, employee or agent of or other series of the Trust.

          Notwithstanding anything in this Agreement to the contrary, Subadviser shall not be responsible or liable for its failure to perform under this Agreement or for any losses to Adviser, the Fund or the Trust resulting from any event beyond the reasonable control of Subadviser or its agents, including but not limited to nationalization, expropriation, devaluation, seizure, or similar action by any governmental authority, de facto or de jure; enactment, promulgation, imposition or enforcement by any such governmental authority of currency restrictions, exchange controls, levies or other charges affecting the Fund's property; any order or regulation of any banking or securities industry, including changes in market rules and market conditions affecting the execution or settlement of transactions; acts of war, terrorism, insurrection or revolution; acts of God, or any other similar event.

          8. RENEWAL, TERMINATION AND AMENDMENT. This Agreement shall be effective for a period of 150 days commencing on _____, 2013, or such lesser period of time if the holders of a majority of the Funds outstanding voting securities approves an investment sub-advisory agreement with the Fund or a reorganization of the Fund into another fund with a shareholder approved investment advisory and/or investment sub-adviser agreement. This Agreement may be terminated as to the Fund at any time, without payment of any penalty, by the Board, by the Adviser, or by a vote of the majority of the outstanding voting securities of the Fund upon 10 days' prior written notice to the Subadviser, or by the Subadviser upon 90 days' prior written notice to the Adviser, or upon such shorter notice as may be mutually agreed upon. This Agreement shall terminate automatically and immediately upon termination of the Management Agreement between the Adviser and the Fund. This Agreement shall terminate automatically and immediately in the event of its assignment, except as otherwise provided by any rule of, or action by, the SEC. The terms "assignment" and "vote of a majority of the outstanding voting securities" shall have the meaning set forth for such terms in the 1940 Act and the rules, regulations and interpretations thereunder. This Agreement may be amended by written instrument at any time by the Subadviser and the Adviser, subject to approval by the Board and, if required by applicable SEC Positions, a vote of a majority of the Fund's outstanding voting securities.

          9. CONFIDENTIAL RELATIONSHIP. Any information and advice furnished by any party to this Agreement to the other party or parties shall be treated as confidential and shall not be disclosed to third parties without the consent of the other party hereto except as required by law, rule or regulation. All information disclosed as required by law, rule or regulation shall nonetheless continue to be deemed confidential.

          The Adviser and Subadviser hereby consent to the disclosure to third parties of (i) investment results and other data of the Adviser, the Subadviser or the Fund in connection with providing composite investment results of the Subadviser and (ii) investments and transactions of the Adviser, the Subadviser or the Fund in connection with providing composite information of clients of the Subadviser.

          10. COOPERATION WITH REGULATORY AUTHORITIES. The parties to this Agreement each agree to cooperate in a reasonable manner with each other in the event that any of them should become involved in a legal, administrative, judicial or regulatory action, claim, or suit as a result of performing its obligations under this Agreement.

          11. SEVERABILITY. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

          12. CUSTODIAN. The Fund assets shall be maintained in the custody of its custodian. Any assets added to the Fund shall be delivered directly to such custodian. The Subadviser shall provide timely instructions directly to the custodian, in the manner and form as required by the agreement between the Fund and the custodian in effect from time to time (including with respect to exchange offerings and other corporate actions) necessary to effect the investment and reinvestment of the Fund's assets. Any assets added to the Fund shall be delivered directly to the custodian. The Subadviser shall provide to the Adviser a list of the persons whom the Subadviser wishes to have authorized to give written and/or oral instructions to custodians of assets of the Fund.

          13. NOTICES. All notices hereunder shall be provided in writing, by facsimile or by e-mail. Notices shall be deemed given if delivered in person or by messenger, certified mail with return receipt, or by a reputable overnight delivery service that provides evidence of receipt to the parties; upon receipt if sent by facsimile; or upon read receipt or reply if delivered by e-mail, at the following addresses:

          If to Adviser:    Invesco Advisers, Inc.
                            11 Greenway Plaza, Suite 1000
                            Houston, Texas 77046
                            Attn: John M. Zerr
                            john.zerr@invesco.com (e-mail)

          If to Subadviser: [CIBC-Stein Roe]

          14. INFORMATION. The Adviser hereby acknowledges that it and the Board have been provided with a copy of the Subadviser's Form ADV.

          15. Representations. Adviser represents, warrants and agrees that:
(i) it has been duly authorized by the Board to delegate to Subadviser the provision of services as contemplated hereby; (ii) it is registered as an investment adviser under the Advisers Act and will continue to be so registered for so long as this Agreement remains in effect; (iii) it is not prohibited by the 1940 Act, the Advisers Act or other law, regulation or order from performing the services contemplated by this Agreement; (iv) it has met and will seek to continue to meet for so long as this Agreement is in effect, any other applicable federal or state requirements, or the applicable requirements of any regulatory or industry self-regulatory agency necessary to be met in order to perform the services contemplated by this Agreement; (v) it has the full power and authority to enter into and perform under contemplated by this Agreement; (vi) it will promptly notify the Subadviser of the occurrence of any pending or existing event or circumstance that would disqualify Adviser from serving as investment adviser of an investment company pursuant to Section 9(a) of the Investment Company Act or otherwise; (vii) the execution, delivery and performance by the Adviser of this Agreement are within the Adviser's powers and have been duly authorized, and no action by or in respect of, or filing with, any governmental body, agency or official is required on the part of the Adviser for the execution, delivery and performance by the Adviser of this Agreement; (viii) the execution, delivery and performance by the Adviser of this Agreement do not contravene or constitute a default under any provision of applicable law, rule or regulation, the Adviser's certificate of incorporation or by-laws, or any agreement, judgment, injunction, order, decree or other instrument binding upon the Adviser; and (ix) this Agreement is a valid and binding agreement of the Adviser, enforceable against it in accordance with the terms hereof.

          The Adviser further represents, warrants and agrees that: (i) the Fund is a Delaware statutory trust duly registered as an open-end management investment company under the 1940 Act; (ii) the execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the Board, and no action by or in respect of, or filing with, any governmental body, agency or official is required on the part of the Fund for the execution, delivery and performance of this Agreement; and (iii) the execution, delivery and performance of this Agreement do not contravene or constitute a default under any provision of applicable law, rule or regulation, any Fund Documents, or any agreement, judgment, injunction, order, decree or other instrument binding upon the Fund.

The Subadviser represents, warrants and agrees that: (i) it is registered as an investment adviser under the Advisers Act and will continue to be so registered for so long as this Agreement remains in effect; (ii) it is not prohibited by the 1940 Act, the Advisers Act or other law, regulation or order from performing the services contemplated by this Agreement, (iii) it has met and will seek to continue to meet for so long as this Agreement remains in effect, any other applicable federal or state requirements, or the applicable requirements of any regulatory or industry self-regulatory agency necessary to be met in order to perform the services contemplated by this Agreement; (iv) it has the full power and authority to enter into and perform the services contemplated by this Agreement; (v) it will promptly notify the Adviser of the occurrence of any pending or existing event or circumstance that would disqualify Subadviser from serving as an investment adviser of an investment company pursuant to Section 9(a) of the 1940 Act or otherwise; (vi) the execution, delivery and performance by the Subadviser of this Agreement are within the Subadviser's powers and have been duly authorized, and no action by or in respect of, or filing with, any governmental body, agency or official is required on the part of the Subadviser for the execution, delivery and performance by the Subadviser of this Agreement; (vii) the execution, delivery and performance by the Subadviser of this Agreement do not contravene or constitute a default under any provision of applicable law, rule or regulation, the Subadviser's certificate of incorporation or by-laws, or any agreement, judgment, injunction, order, decree or other instrument binding upon the Subadviser; (viii) this Agreement is a valid and binding agreement of the Subadviser, enforceable against it in accordance with the terms hereof;

All representations and warranties set forth above shall survive for the duration of this Agreement. Upon becoming aware that any of its representations and warranties are no longer true, each party shall immediately, but in any event within five (5) business days, notify other party in writing.

          16. MISCELLANEOUS. The Fund is an intended third-party beneficiary of this Agreement. This Agreement constitutes the full and complete agreement of the parties hereto with respect to the subject matter hereof. Each party agrees to perform such further actions and execute such further documents as are necessary to effectuate the purposes hereof. This Agreement shall be construed and enforced in accordance with and governed by the laws of the State of Delaware and the applicable provisions of the 1940 Act. The captions in this Agreement are included for convenience only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. This Agreement may be executed in several counterparts, all of which together shall for all purposes constitute one Agreement, binding on all the parties. This section, and Sections 3 (with respect to payment of fees for services provided prior to termination), 6, 7, 9 11 and 13 hereof shall survive the termination of this Agreement.

          IN WITNESS WHEREOF, the parties have duly executed this Agreement as of the date first written above.

                                        INVESCO ADVISERS, INC.

                                        BY:_____________________________________
                                        Authorized Officer

                                        Printed Name: __________________________

                                        Title:__________________________________

                                        [CIBC--STEIN ROE]

                                        BY:_____________________________________
                                        Authorized Officer

                                        Printed Name: __________________________

                                        Title:__________________________________

                                   SCHEDULE A

PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FUND ASSETS ALLOCATED TO THE SUBADVISER BY THE ADVISER ("SUB-ADVISED ASSETS"): 100%

80% of the fee payable under the Management Agreement with respect to the sub-advised assets. Calculated as a percentage of the Fund's average daily net assets and payable on a monthly basis.

                                                                       EXHIBIT G

                              FINANCIAL HIGHLIGHTS

    Financial highlight tables are intended to help you understand the Funds' financial performance for the past five fiscal years. The Target Fund's financial highlights tables for the past five fiscal years are included in the Target Fund's prospectus, which is incorporated herein by reference. The Target Fund's fiscal year end is October 31. The financial highlights tables below provide additional information for the Target Fund's most recent six-month reporting period ended April 30, 2013 and should be read in conjunction with the financial highlights tables included in the Target Fund's prospectus providing information for the last five fiscal years of the Target Fund. The information for the six-month semi-annual reporting period is unaudited.

TARGET FUND

The following schedule presents financial highlights for one share of the Target Fund outstanding for the period indicated.


                      NET ASSET                  NET GAINS (LOSSES)     TOTAL      DIVIDENDS    DISTRIBUTIONS
                        VALUE,        NET       ON SECURITIES (BOTH     FROM        FROM NET      FROM
                      BEGINNING     INVESTMENT     REALIZED AND       INVESTMENT   INVESTMENT   NET REALIZED        TOTAL
                      OF PERIOD      INCOME         UNREALIZED)       OPERATIONS     INCOME        GAINS         DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
Six months ended      $11.78        $0.06(c)          $1.42            $1.48         $(0.13)     $(0.41)            $(0.54)
04/30/13
------------------------------------------------------------------------------------------------------------------------------------






                                        RATIO OF      RATIO OF
                                        EXPENSES      EXPENSES
                                        TO AVERAGE    TO AVERAGE
                                        NET ASSETS    NET ASSETS     RATIO OF
                                        WITH FEE      WITHOUT FEE      NET
NET ASSET                               WAIVERS       WAIVERS       INVESTMENT
  VALUE,               NET ASSETS,      AND/OR        AND/OR         INCOME        PORTFOLIO
 END OF     TOTAL     END OF PERIOD     EXPENSES      EXPENSES      TO AVERAGE      TURNOVER
 PERIOD    RETURN(a) (000'S OMITTED)    ABSORBED      ABSORBED      NET ASSETS       RATE(b)
--------------------------------------------------------------------------------------------
 $12.72     13.15%      $399,797        0.80%(d)      0.80%(d)     1.10%(d)           10%
--------------------------------------------------------------------------------------------


(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.
(c) Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $354,896.

                                     PART B
                      STATEMENT OF ADDITIONAL INFORMATION
                               SEPTEMBER 5, 2013
                                     TO THE
                 REGISTRATION STATEMENT ON FORM N-14 FILED BY:

                        The Advisors' Inner Circle Fund
                    on behalf of AT Disciplined Equity Fund

                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                                 (877) 446-3863

    RELATING TO THE OCTOBER 17, 2013 SPECIAL MEETING OF SHAREHOLDERS OF THE
                            FOLLOWING INVESCO FUNDS:
                        Invesco Disciplined Equity Fund

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated September 5, 2013, relating specifically to the Special Meeting of Shareholders of Invesco Disciplined Equity Fund to be held on October 17, 2013 (the "Proxy Statement/Prospectus"). Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to AT Disciplined Equity Fund, One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling (877) 446-3863.

TABLE OF CONTENTS


                                                                        PAGE
General Information                                                       3
Incorporation by Reference                                                3
PRO FORMA Financial Information                                           4

GENERAL INFORMATION


--------------------------------------------------------------------------------
          TARGET FUND                                    ACQUIRING FUND
--------------------------------------------------------------------------------
Invesco Disciplined Equity Fund                     AT Disciplined Equity Fund
--------------------------------------------------------------------------------

This Statement of Additional Information relates to (a) the transfer of substantially all the assets, property and goodwill of the Target Fund to the Acquiring Fund, in exchange for shares of the Acquiring Fund; (b) the assumption by the Acquiring Fund of all the Target Fund's liabilities; (c) the distribution of the shares of the Acquiring Fund to the shareholders of the Target Fund; and (iv) the termination, dissolution and complete liquidation of the Target Fund as soon as practicable after the closing. Further information is included in the Proxy Statement/Prospectus and in the documents listed below, which are incorporated by reference into this Statement of Additional Information. The Target Fund is a series of AIM Equity Funds (Invesco Equity Funds) and the Acquiring Fund is a series of The Advisors' Inner Circle Fund.

INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE STATEMENT OF ADDITIONAL INFORMATION

Because the Acquiring Fund was newly created for purposes of this reorganization, the Acquiring Fund has not published an annual or semiannual report to shareholders. This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

     1. Statement of Additional Information dated February 28, 2013 for AIM Equity Funds (Invesco Equity Funds), with respect to the Target Fund (filed via EDGAR on February 26, 2013, Accession No.
          0000950123-13-001217) ("Target Fund SAI").

     2. Supplement dated July 29, 2013 to the Target Fund SAI (filed via EDGAR on July 29, 2013, Accession No. 0000950123-13-005025);

     3. Supplement dated May 23, 2013 to the Target Fund SAI (filed via EDGAR on May 23, 2013, Accession No. 0000950123-13-003719).

     4. Supplement dated April 29, 2013 to the Target Fund SAI (filed via EDGAR on April 30, 2013, Accession No. 0000950123-13-002994).

     5. Supplement dated April 19, 2013 to the Target Fund SAI (filed via EDGAR on April 19, 2013, Accession No. 0000950123-13-002378).

     6. Statement of Additional Information dated June 21, 2013 for The Advisors' Inner Circle Fund, with respect to the Acquiring Fund (filed via EDGAR on June 21, 2013, Accession No. 0001135428-13-000332).

     7. The audited financial statements and related report of the independent public accounting firm included in the AIM Equity Funds (Invesco Equity Funds) Annual Report to Shareholders for the fiscal year ended October 31, 2012, with respect to the Target Fund (filed via EDGAR on January 7, 2013, Accession No. 0001193125-13-005263).

     8. The unaudited financial statements included in the AIM Equity Funds (Invesco Equity Funds) Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2013, with respect to the Target Fund (filed via EDGAR on July 8, 2013, Accession No. 0001193125-13-284242).

PRO FORMA FINANCIAL INFORMATION

Under the Agreement and Plan of Reorganization, the Target Fund is proposed to be reorganized into the Acquiring Fund. PRO FORMA financial information has not been prepared for the reorganization of the Target Fund into the Acquiring Fund because the Acquiring Fund is a newly organized shell series with no assets or liabilities that will commence investment operations upon completion of the reorganization and continue the operations of the Target Fund. The Target Fund will be the accounting survivor after the reorganization.

                           PART C: OTHER INFORMATION



ITEM 15. INDEMNIFICATION:

Article VIII of the Amended and Restated Agreement and Declaration of Trust filed as Exhibit (1)(a) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS:

(1)(a) Amended and Restated Agreement and Declaration of Trust of the Registrant dated July 18, 1991, as amended and restated February 18, 1997, is incorporated herein by reference to exhibit (1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.

(1)(b) Amendment No. 1, dated May 15, 2012, to the Registrant's Amended and Restated Agreement and Declaration of Trust dated July 18, 1991, as amended and restated February 18, 1997, is incorporated herein by reference to exhibit
(a)(2) of Post-Effective Amendment No. 190 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000262 on May 23, 2012.

(2) Registrant's Second Amended and Restated By-Laws are incorporated herein by reference to exhibit (b) of Post-Effective Amendment No. 179 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000087 on February 28, 2012.

(3) Not Applicable.

(4) Form of Agreement and Plan of Reorganization is incorporated herein by reference to exhibit (4) of the Registrant's Registration Statement on Form N-14 (File No. 333-189978), filed with the SEC via EDGAR Accession No.
0001135428-13-000376 on July 16, 2013 (the "Registration Statement").

(5)(a) See Article III of the Registrant's Amended and Restated Agreement and Declaration of Trust, which has been incorporated by reference in Exhibit (1)(a) of the Registration Statement.

(5)(b) See Section 2 of the Registrant's Second Amended and Restated By-Laws, which has been incorporated by reference in Exhibit (2) of the Registration Statement.

(6)(a) Form of Investment Advisory Agreement between the Registrant and Stein Roe Investment Counsel, Inc., relating to the AT Disciplined Equity Fund (the "Acquiring Fund") is incorporated herein by reference to exhibit (6)(a) of the Registration Statement.

(6)(b) of Expense Limitation Agreement between the Registrant and Stein Roe Investment Counsel, Inc., relating to the Acquiring Fund is incorporated herein by reference to exhibit (6)(b) of the Registration Statement.

(7)(a) Distribution Agreement dated November 14, 1991, as amended and restated August 8, 1994, between the Registrant and SEI Financial Services Company (now, SEI Investments Distribution Co.) is incorporated herein by reference to exhibit
(6) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-001199 on February 28, 1996.

(7)(b) Distribution Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company) is incorporated herein by reference to exhibit (e)(4) of Post- Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03- 000108 on February 28, 2003.

(7)(c) Amendment No. 1, effective as of August 30, 2010, to the Distribution Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company), is incorporated herein by reference to exhibit
(e)(3) of Post-Effective Amendment No. 158 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000517 on September 16, 2011.

(7)(d) Form of Sub-Distribution and Servicing Agreement for SEI Investments Distribution Co. (formerly, SEI Financial Services Company) is incorporated herein by reference to exhibit (7)(d) of the Registration Statement.

(8) Not applicable.

(9)(a) Custodian Agreement dated June 26, 2001 between the Registrant and Union Bank of California, N.A., is incorporated herein by reference to exhibit (9)(a) of the Registration Statement.

(9)(b) Form of Schedule to Custodian Agreement between the Registrant and Union Bank of California, N.A. is incorporated herein by reference to exhibit (9)(b) of the Registration Statement.

(10)(a) Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007 (including Schedules and Certificates of Class Designation thereto) is incorporated herein by reference to exhibit (n) of Post-Effective Amendment No. 127 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000392 on September 3, 2010.

(10)(b) Schedule N and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007, relating to the Atlantic Trust Disciplined Equity Fund, Atlantic Trust Income Opportunities Fund and Atlantic Trust Mid Cap Equity Fund are incorporated herein by reference to exhibit (10)(b) of the Registration Statement.

(11) Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the legality of the securities being registered is filed herewith.

(12) Form of Opinion of Morgan, Lewis & Bockius LLP regarding tax matters is incorporated herein by reference to exhibit (12) of the Registration Statement.

(13)(a) Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, is incorporated herein by reference to exhibit (h)(3) of Post-Effective Amendment No. 207 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(13)(b) Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 between the Registrant and SEI Financial Management Corporation (now, SEI Investments Global Funds Services) is incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.

(13)(c) Agency Agreement dated April 1, 2006 between the Registrant and DST Systems, Inc., is incorporated herein by reference to exhibit (h)(7) of Post-Effective Amendment No. 190 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000262 on May 23, 2012.

(13)(d) Amendment dated April 1, 2009 to the Agency Agreement dated April 1, 2006 between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (13)(d) of the Registration Statement.

(13)(e) Amended Fee Schedule, dated August 30, 2012, to the Agency Agreement dated April 1, 2006 between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(10) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(13)(f) Form of Adviser Complex Schedule to Agency Agreement between Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (13)(f) of the Registration Statement.

(14)(a) Consent of PricewaterhouseCoopers, LLP is filed herewith.

(14)(b) Consent of Morgan, Lewis & Bockius LLP is incorporated herein by reference to exhibit (14)(b) of the Registration Statement.

(15) Not Applicable.

(16) Powers of Attorney for Ms. Betty L. Krikorian and Messrs. Robert A. Nesher, Michael Lawson, William M. Doran, John K. Darr, George J. Sullivan, Jr., Charles
E. Carlbom, James M. Storey, Michael Beattie, Mitchell A. Johnson, Bruce Speca and Joseph T. Grause are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 212 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000327 on June 18, 2013.

(17)(a) Form of Proxy Card is incorporated herein by reference to exhibit
(17)(a) of the Registration Statement.

(17)(b) Statement of Additional Information dated February 28, 2013 for AIM Equity Funds (Invesco Equity Funds) (the "Target Trust"), with respect to the Invesco Disciplined Equity Fund (the "Target Fund") is incorporated herein by reference to Post-Effective Amendment No. 109 to the Target Trust's Registration Statement on Form N-1A filed with the SEC via EDGAR on February 26, 2013, Accession No. 0000950123-13-001217 (the "Target Fund SAI").

(17)(c) Supplement dated July 29, 2013 to the Target Fund SAI (filed via EDGAR on July 29, 2013, Accession No. 0000950123-13-005025).

(17)(d) Supplement dated May 23, 2013 to the Target Fund SAI is incorporated herein by reference to the Target Trust's 497 filing filed with the SEC via EDGAR on May 23, 2013, Accession No. 0000950123-13-003719.

(17)(e) Supplement dated April 19, 2013 to the Target Fund SAI is incorporated herein by reference to the Target Trust's 497 filing filed with the SEC via EDGAR on April 19, 2013, Accession No. 0000950123-13-002378.

(17)(f) Supplement dated April 29, 2013 to the Target Fund SAI is incorporated herein by reference to the Target Trust's 497 filing filed with the SEC via EDGAR on April 30, 2013, Accession No. 0000950123-13-002994.

(17)(g) Statement of Additional Information dated June 21, 2013 for the Registrant, with respect to the Acquiring Fund, is incorporated herein by reference to Post-Effective Amendment No. 214 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on June 21, 2013, Accession No. 0001135428-13-000332.

(17)(h) The audited financial statements and related report of the independent public accounting firm included in the Target Trust's Annual Report to Shareholders for the fiscal year ended October 31, 2012, with respect to the Target Fund is incorporated herein by reference to the Target Trust's N-CSR filed with the SEC via EDGAR on January 7, 2013, Accession No.
0001193125-13-005263.

(17)(i) The unaudited financial statements included in the Target Trust's Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2013, with respect to the Target Fund is incorporated herein by reference to the Target Trust's N-CSRS filed with the SEC via EDGAR on July 8, 2013, Accession No. 0001193125-13-284242.

ITEM 17. UNDERTAKINGS:

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.



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


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registrant's registration statement on Form N-14 under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1 to the Registrant's registration statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 5th day of September, 2013.

                                             THE ADVISORS' INNER CIRCLE FUND

                                             By:          *
                                                --------------------------------
                                                Michael Beattie, President

As required by the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


       *                           Trustee                     September 5, 2013
------------------------
Charles E. Carlbom

       *                           Trustee                     September 5, 2013
------------------------
John K. Darr

       *                           Trustee                     September 5, 2013
------------------------
William M. Doran

       *                           Trustee                     September 5, 2013
------------------------
Joseph T. Grause, Jr.

       *                           Trustee                     September 5, 2013
------------------------
Mitchell A. Johnson

       *                           Trustee                     September 5, 2013
------------------------
Betty L. Krikorian

       *                           Trustee                     September 5, 2013
------------------------
Robert A. Nesher

       *                           Trustee                     September 5, 2013
------------------------
Bruce Speca

       *                           Trustee                     September 5, 2013
------------------------
James M. Storey

       *                           Trustee                     September 5, 2013
------------------------
George J. Sullivan, Jr.

       *                           President                   September 5, 2013
------------------------
Michael Beattie

       *                           Treasurer, Controller &     September 5, 2013
------------------------           Chief Financial Officer
Michael Lawson


* By:   /s/ Dianne M. Descoteaux
        ----------------------------------------------------------
        Dianne M. Descoteaux, pursuant to Powers of Attorney dated May 15, 2013, incorporated herein by reference to Exhibit
        (q) of Post-Effective Amendment No. 212, filed on June 18,
        2013.




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

                                 EXHIBIT INDEX



EXHIBIT      DESCRIPTION
NUMBER

(11) Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the legality of the securities being registered

(14)         Consent of PricewaterhouseCoopers, LLP




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